UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-07988

LORD ABBETT INVESTMENT TRUST
(Exact name of registrant as specified in charter)

90 Hudson Street, Jersey City, NJ		07302
(Address of principal executive offices)		(Zip code)

Christina T. Simmons, Vice President & Assistant Secretary 90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant's telephone number, including area code:		(800) 201-6984

Date of fiscal year end:	11/30

Date of reporting period:	2/28/06

Item 1:   Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - BALANCED STRATEGY FUND February 28, 2006

Investments	Shares	Value (000)

INVESTMENTS IN UNDERLYING FUNDS 98.42%

Lord Abbett Affiliated Fund, Inc. - Class Y(a)	36,814,052	$541,167

Lord Abbett Bond-Debenture Fund, Inc. - Class Y(b)	36,454,630	286,533

Lord Abbett Research Fund, Inc. - Large-Cap Core Fund - Class Y(c)	4,531,129	129,726

Lord Abbett Investment Trust - Total Return Fund - Class Y(d)	18,734,788	194,280

Total Investments in Underlying Funds (cost $1,088,759,098)		$1,151,706

	Principal
	Amount (000)

SHORT-TERM INVESTMENT 1.47%

Repurchase Agreement 1.47%
Repurchase Agreement dated 2/28/2006, 3.88% due 3/1/2006 with State Street Bank & Trust Co. collateralized by $17,790,000 of Federal Home Loan Bank at 4.25% due 3/17/2010; value: $17,545,388; proceeds: $17,203,029 (cost $17,201,175)	$17,201	$17,201

Total Investments in Securities 99.89% (cost $1,105,960,273)		1,168,907
Other Assets in Excess of Liabilities 0.11%		1,342
Net Assets 100.00%		$1,170,249

(a)          Fund investment objective is to seek long-term growth of capital and income without excessive fluctuations in market value.

(b)         Fund investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.

(c)          Fund investment objective is growth of capital and growth of income consistent with reasonable risk.

(d)         Fund investment objective is to seek income and capital appreciation to produce a high total return.

See Notes to Schedule of Investments.

1

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND  February 28, 2006

Investments	Shares (000)	Value

LONG-TERM INVESTMENTS 97.46%

COMMON STOCKS 2.02%

Aerospace & Defense 1.21%
AAR Corp.*	120	$3,037,200

Biotechnology 0.23%
Myogen, Inc.*	15	568,500

Internet Software & Services 0.12%
Novell Inc.*	31	294,810

Miscellaneous Financial 0.17%
Euronet Worldwide, Inc.*	12	434,744

Miscellaneous Telecommunications 0.29%
CommScope, Inc.*	30	719,700

Total Common Stocks (cost $4,145,863)		5,054,954

			Principal
	Interest Rate	Maturity Date	Amount (000)

CONVERTIBLE BONDS 72.12%

Aerospace & Defense 2.87%
Lockheed Martin Corp.	4.499%#	8/15/2033	$6,275	7,176,718

Airlines 1.19%
Continental Airlines, Inc.	4.50%	2/1/2007	1,600	1,568,000
Continental Airlines, Inc.	5.00%	6/15/2023	1,000	1,405,000
Total				2,973,000

Biotechnology 5.18%
Amgen, Inc.	Zero Coupon	3/1/2032	3,100	2,379,250
CV Therapeutics, Inc.	3.25%	8/16/2013	2,000	2,432,500
deCODE genetics Inc.(a)	3.50%	4/15/2011	2,125	1,928,438
Genzyme Corp.	1.25%	12/1/2023	2,640	2,960,100
PDL BioPharma, Inc.	2.75%	8/16/2023	2,000	3,245,000
Total				12,945,288

Broadcast & Cable 1.07%
EchoStar Communications Corp.	5.75%	5/15/2008	2,701	2,667,238

See Notes to Schedule of Investments.

1

			Principal
Investments	Interest Rate	Maturity Date	Amount (000)	Value

Commercial Services 5.09%
Fluor Corp.	1.50%	2/15/2024	$3,100	$4,905,750
Quanta Services, Inc.	4.50%	10/1/2023	2,150	2,942,812
WESCO Int’l, Inc.+	2.625%	10/15/2025	3,250	4,887,188
Total				12,735,750

Communications Equipment 4.18%
Agere Systems, Inc.	6.50%	12/15/2009	4,455	4,416,019
Comverse Technology, Inc.	Zero Coupon	5/15/2023	2,150	3,456,125
Powerwave Technologies, Inc.	1.25%	7/15/2008	1,775	2,580,406
Total				10,452,550

Computers & Peripherals 2.07%
Electronics for Imaging, Inc.	1.50%	6/1/2023	2,590	2,916,988
M-Systems Finance N.V.(a)	1.00%	3/15/2035	2,000	2,260,000
Total				5,176,988

Conglomerates 2.43%
Roper Industries, Inc.	1.481%	1/15/2034	5,500	3,306,875
Walter Industries, Inc.	3.75%	5/1/2024	740	2,758,350
Total				6,065,225

Diversified Financials 5.30%
Affiliated Managers Group, Inc.	4.30%#	2/25/2033	1,400	3,422,440
American Express Co.	1.85%	12/1/2033	2,840	3,102,700
Euronet Worldwide, Inc.	1.625%	12/15/2024	2,850	3,355,875
Merrill Lynch & Co., Inc.	Zero Coupon	3/13/2032	2,950	3,360,640
Total				13,241,655

Diversified Metals & Mining 1.48%
Anglo American plc(a)	3.375%	4/17/2007	2,320	3,706,200

Foods 1.64%
Morgan Stanley Series NESN+	1.00%	3/30/2012	4,000	4,102,400

Household Products 1.13%
Church & Dwight Co., Inc.	5.25%	8/15/2033	2,275	2,818,156

Internet Software & Services 2.31%
Openwave Systems, Inc.	2.75%	9/9/2008	2,050	2,516,375

See Notes to Schedule of Investments.

2

			Principal
Investments	Interest Rate	Maturity Date	Amount (000)	Value

Yahoo!, Inc.	Zero Coupon	4/1/2008	$2,050	$3,272,312
Total				5,788,687

IT Services 2.64%
Amdocs Ltd.(a)	0.50%	3/15/2024	2,665	2,551,737
Per-Se Technologies, Inc.	3.25%	6/30/2024	2,660	4,056,500
Total				6,608,237

Leisure Products 1.28%
Scientific Games Corp.	0.75%	12/1/2024	2,750	3,203,750

Machinery 1.61%
Barnes Group, Inc.	3.75%	8/1/2025	3,755	4,017,850

Miscellaneous - Energy 0.98%
Evergreen Solar, Inc.	4.375%	7/1/2012	1,150	2,442,312

Miscellaneous - Financial 4.41%
Lehman Brothers Holdings, Inc.	0.25%	12/8/2012	7,085	7,155,850
Lehman Brothers Holdings, Inc.	0.25%	7/7/2011	3,525	3,859,875
Total				11,015,725

Natural Gas Diversified 1.02%
PG&E Corp.	9.50%	6/30/2010	895	2,560,819

Oil - Integrated 0.89%
Quicksilver Resources, Inc.	1.875%	11/1/2024	1,615	2,226,681

Oil - Services 1.00%
Cal Dive Int’l., Inc.	3.25%	12/15/2025	1,850	2,504,437

Pharmaceuticals 5.72%
Celgene Corp.	1.75%	6/1/2008	1,225	3,875,594
Medicis Pharmaceutical Corp.	1.50%	6/4/2033	2,275	2,172,625
Teva Pharmaceutical Finance B.V.(a)	0.375%	11/15/2022	2,073	4,057,897
Wyeth	4.239%#	1/15/2024	3,880	4,186,908
Total				14,293,024

See Notes to Schedule of Investments.

3

			Principal
Investments	Interest Rate	Maturity Date	Amount (000)	Value

Railroads 2.04%
CSX Corp.	Zero Coupon	10/30/2021	$5,000	$5,100,000

Retail - Specialty 1.05%
Best Buy Co., Inc.	2.25%	1/15/2022	2,130	2,638,538

Semiconductors 1.38%
Cypress Semiconductor Corp.	1.25%	6/15/2008	2,650	3,438,375

Software - Applications & Systems 3.15%
Cadence Design Systems, Inc.	Zero Coupon	8/15/2023	2,265	2,689,687
Fair Isaac Corp	1.50%	8/15/2023	2,500	2,706,250
Novell Inc.	0.50%	7/15/2024	2,500	2,490,625
Total				7,886,562

Technology - Contract Manual 1.18%
Avnet, Inc.	2.00%	3/15/2034	3,000	2,962,500

Tobacco 1.91%
Morgan Stanley+	0.25%	1/15/2013	4,600	4,783,540

Utilities - Electric 1.02%
PPL Energy Supply LLC	2.625%	5/15/2023	1,980	2,539,350

Wireless Communications Services 4.90%
American Tower Corp.	3.00%	8/15/2012	2,275	3,762,281
Nextel Communications, Inc.	5.25%	1/15/2010	4,745	4,768,725
NII Holdings Inc.+	2.75%	8/15/2025	3,070	3,726,213
Total				12,257,219
Total Convertible Bonds (cost $157,166,851)				180,328,774

		Shares (000)

CONVERTIBLE PREFERRED STOCKS 23.32%

Beverages 1.22%
Constellation Brands, Inc.	5.75%	78	3,041,003

Consumer Services 1.24%
United Rentals, Inc.	6.50%	67	3,098,750

Containers & Packaging 0.82%
Owens Illinois, Inc.	4.75%	60	2,052,750

See Notes to Schedule of Investments.

4

Investments	Interest Rate	Shares (000)	Value

Foods 1.39%
Lehman Brothers Holdings, Inc. Series GIS	6.25%	132	$3,471,608

Insurance - Casualty 1.39%
Chubb Corp. (The)	7.00%	102	3,469,358

Insurance - Life 0.98%
MetLife Inc.	6.375%	89	2,441,512

Insurance - Multi-Line 1.89%
Fortis Insurance N.V.+(a)	7.75%	384	4,736,225

Insurance - Reinsurance 0.99%
IPC Holdings Ltd.(a)	7.25%	93	2,476,160

Miscellaneous - Financial 2.60%
E*TRADE Financial Corp.	6.125%	83	2,781,390
Lehman Brothers Holdings, Inc.(b)	3.30%	104	3,728,971
Total			6,510,361

Natural Gas Diversified 1.39%
Williams Cos., Inc. (The)	5.50%	34	3,469,675

Oil - Integrated 2.88%
Amerada Hess Corp.	7.00%	24	2,750,562
Chesapeake Energy Corp.	4.50%	13	1,241,080
Valero Energy Corp.	2.00%	30	3,219,609
Total			7,211,251

Railroads 1.09%
Kansas City Southern	5.125%	3	2,731,844

Real Estate Investment Trusts 1.77%
Simon Property Group, Inc.	6.00%	64	4,421,270

Tobacco 1.48%
Morgan Stanley Series MO+	7.60%	51	3,703,620

Utilities - Electric 2.19%
Entergy Corp.	7.625%	56	2,908,350

See Notes to Schedule of Investments.

5

	Interest	Shares
Investments	Rate	(000)	Value

Lehman Brothers Holdings, Inc. Series TXU	7.00%	26	$2,576,911
Total			5,485,261
Total Convertible Preferred Stocks (cost $51,520,175)			58,320,648
Total Long-Term Investments (cost $212,832,889)			243,704,376

	Principal
	Amount (000)

SHORT-TERM INVESTMENT 3.62%

Repurchase Agreement 3.62%

Repurchase Agreement dated 2/28/2006, 3.88% due 3/1/2006 with State Street Bank & Trust Co. collateralized by $9,360,000 of Federal Home Loan Mortgage Corp. at 5.05% due 1/26/2015; value: $9,241,137; proceeds: $9,057,193 (cost $9,056,217)	$9,056	9,056,217
Total Investments in Securities 101.08% (cost $221,889,106)		252,760,593
Liabilities in Excess of Cash and Other Assets (1.08%)		(2,703,463)
Net Assets 100.00%		$250,057,130

*                 Non-income producing security.

+                 Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.

#                 Variable rate security. The interest rate represents the rate at February 28, 2006.

(a)          Foreign security traded in U.S. dollars.

(b)         Security purchased on a when-issued basis.

See Notes to Schedule of Investments.

6

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND  February 28, 2006

			Principal
Investments	Interest Rate	Maturity Date	Amount (000)	Value

LONG-TERM INVESTMENTS 106.63%

Asset-Backed Securities 7.16%
AmeriCredit Auto Receivables Trust 2006-1 A3(b)	5.11%	10/6/2010	$400	$399,672
Ameriquest Mortgage Securities, Inc. 2005-R2 A3A	4.681%#	4/25/2035	60	60,403
Bank One Issuance Trust 2002-A3	3.59%	5/17/2010	430	421,022
BMW Vehicle Owner Trust 2005-A A3	4.04%	2/25/2009	800	792,429
Centex Home Equity 2005-A AV1	4.701%#	8/25/2027	51	50,630
Chase Issuance Trust 2004-A9	3.22%	6/15/2010	240	233,492
Citibank Credit Card Issuance Trust 2004-A1	2.55%	1/20/2009	855	837,190
CitiFinancial Mortgage Securities, Inc. 2004-1 AF1	4.671%#	4/25/2034	184	184,220
Comed Transitional Funding Trust 1998-1 A7	5.74%	12/25/2010	500	507,129
Ford Credit Auto Owner Trust 2005-B A3	4.17%	1/15/2009	500	495,921
MBNA Credit Card Master Note Trust 2002-A1	4.95%	6/15/2009	340	340,421
MBNA Credit Card Master Note Trust 2004-A4	2.70%	9/15/2009	420	409,523
Residential Asset Securities Corp. 2004-KS6 AI1	4.721%#	9/25/2022	7	6,595
Residential Asset Securities Corp. 2005-KS1 A1	4.691%#	4/25/2025	77	76,558
Saxon Asset Securities Trust 2005-1 A2A	4.691%#	5/25/2035	53	52,978
USAA Auto Owner Trust 2005-2 A3	4.00%	12/15/2009	1,600	1,578,721
Total				6,446,904

Corporate Bonds 8.72%
Albemarle Corp.	5.10%	2/1/2015	200	191,763
Amerada Hess Corp.	7.875%	10/1/2029	125	153,539
AT&T Broadband Corp.	9.455%	11/15/2022	326	425,130
Centerpoint Energy, Inc.	7.25%	9/1/2010	169	180,041
Commonwealth Edison Co.	6.95%	7/15/2018	206	218,784
Corn Products Int’l., Inc.	8.45%	8/15/2009	160	174,350
Corning, Inc.	6.05%	6/15/2015	95	93,542
Deutsche Telekom Int’l. Finance B.V.(a)	8.00%	6/15/2010	235	258,567
Dun & Bradstreet Corp. (The)	6.625%	3/15/2006	314	314,162
Enterprise Products Operating L.P.	6.65%	10/15/2034	200	209,620
Exelon Corp.	4.45%	6/15/2010	210	202,632
France Telecom S.A.(a)	7.75%	3/1/2011	230	253,851
General Electric Capital Corp.	4.125%	3/4/2008	185	181,693
General Mills, Inc.	5.125%	2/15/2007	255	254,883

See Notes to Schedule of Investments.

1

			Principal
Investments	Interest Rate	Maturity Date	Amount (000)	Value

Goldman Sachs Group, Inc. (The)	6.125%	2/15/2033	$147	$154,404
Goodrich (B. F.) Co.	6.60%	5/15/2009	147	152,229
Harrah’s Operating Co., Inc.	8.00%	2/1/2011	145	159,068
Household Finance Corp.	7.00%	5/15/2012	415	449,756
Int’l. Flavors & Fragrances, Inc.	6.45%	5/15/2006	305	305,700
KB Home	5.875%	1/15/2015	75	69,877
Lubrizol Corp. (The)	4.625%	10/1/2009	150	146,142
Mohawk Industries, Inc.	6.125%	1/15/2016	54	54,633
Noranda, Inc.(a)	6.20%	6/15/2035	119	116,749
Phelps Dodge Corp.	9.50%	6/1/2031	57	77,305
PSEG Power LLC	5.50%	12/1/2015	155	154,155
SBC Communications, Inc.	5.30%	11/15/2010	250	249,506
Scholastic Corp.	5.75%	1/15/2007	325	325,230
Sprint Capital Corp.	8.75%	3/15/2032	111	146,240
Telecom Italia Capital S.A.(a)	6.375%	11/15/2033	343	340,445
Telefonica Europe B.V. (a)	8.25%	9/15/2030	32	39,130
Time Warner, Inc.	6.125%	4/15/2006	110	110,122
Time Warner, Inc.	7.625%	4/15/2031	395	450,578
TXU Corp.	5.55%	11/15/2014	175	167,539
Tyco Int’l. Group S.A. (a)	6.00%	11/15/2013	50	51,131
UnitedHealth Group, Inc.	3.375%	8/15/2007	313	305,503
Verizon Global Funding Corp.	7.25%	12/1/2010	478	515,227
Verizon Global Funding Corp.	7.75%	12/1/2030	170	199,665
Total				7,852,891

Foreign Bond 0.08%
Republic of South Africa (a)	6.50%	6/2/2014	70	75,688

Government Sponsored Enterprises Bond 0.44%
Federal National Mortgage Assoc.	6.00%	5/15/2011	380	398,132

See Notes to Schedule of Investments.

2

			Principal
Investments	Interest Rate	Maturity Date	Amount (000)	Value

Government Sponsored Enterprises Pass-Throughs 49.62%
Federal Home Loan Mortgage Corp.	4.204%#	1/1/2034	$1,212	$1,184,738
Federal Home Loan Mortgage Corp. Gold (c)	5.50%	TBA	3,410	3,387,930
Federal Home Loan Mortgage Corp. A13484	7.00%	9/1/2033	26	27,491
Federal Home Loan Mortgage Corp. B15593	5.50%	7/1/2019	439	440,726
Federal Home Loan Mortgage Corp. C63990	7.00%	2/1/2032	156	161,858
Federal Home Loan Mortgage Corp. C67868	7.00%	6/1/2032	17	17,489
Federal Home Loan Mortgage Corp. J01162	5.50%	2/1/2021	785	788,364
Federal National Mortgage Assoc.	4.516%#	12/1/2034	550	541,796
Federal National Mortgage Assoc.	4.538%#	7/1/2035	679	670,656
Federal National Mortgage Assoc.	4.575%#	6/1/2035	651	641,287
Federal National Mortgage Assoc.	4.64%	7/1/2015	1,191	1,145,813
Federal National Mortgage Assoc.	4.74%	4/1/2015	250	242,083
Federal National Mortgage Assoc.	4.90%	6/1/2015	430	420,748
Federal National Mortgage Assoc.	5.05%	7/1/2011	794	785,928
Federal National Mortgage Assoc.	5.16%	4/1/2015	440	437,468
Federal National Mortgage Assoc. (c)	5.50%	TBA	1,980	1,962,057
Federal National Mortgage Assoc.	5.50%	11/1/2033	553	549,081
Federal National Mortgage Assoc.	5.50%	3/1/2034	596	591,867
Federal National Mortgage Assoc.	5.50%	4/1/2034	1,500	1,489,977
Federal National Mortgage Assoc.	5.50%	5/1/2034	604	599,463
Federal National Mortgage Assoc.	5.50%	9/1/2034	1,172	1,163,439
Federal National Mortgage Assoc.	5.50%	11/1/2034	920	912,906
Federal National Mortgage Assoc.	5.50%	3/1/2035	1,406	1,394,180
Federal National Mortgage Assoc.	5.50%	7/1/2035	2,183	2,164,031
Federal National Mortgage Assoc.	5.50%	8/1/2035	1,055	1,045,894
Federal National Mortgage Assoc.	5.50%	10/1/2035	3,821	3,787,861
Federal National Mortgage Assoc.	5.50%	11/1/2035	3,714	3,681,944
Federal National Mortgage Assoc.	5.50%	12/1/2035	429	425,309
Federal National Mortgage Assoc.	5.50%	1/1/2036	7,906	7,838,336
Federal National Mortgage Assoc.	5.50%	2/1/2036	1,823	1,807,284
Federal National Mortgage Assoc.	5.50%	3/1/2036	1,745	1,729,945

See Notes to Schedule of Investments.

3

			Principal
Investments	Interest Rate	Maturity Date	Amount (000)	Value

Federal National Mortgage Assoc. (c)	6.00%	TBA	$1,325	$1,337,422
Federal National Mortgage Assoc.	6.50%	1/1/2032	332	341,125
Federal National Mortgage Assoc.	6.50%	2/1/2032	310	318,042
Federal National Mortgage Assoc.	6.50%	7/1/2032	207	212,341
Federal National Mortgage Assoc.	6.50%	1/1/2034	99	101,739
Federal National Mortgage Assoc.	6.50%	12/1/2034	64	66,075
Federal National Mortgage Assoc.	6.50%	4/1/2035	275	281,861
Total				44,696,554

Non-Agency Commercial
Mortgage-Backed Securities 24.00%
Banc of America Commercial Mortgage, Inc. 2004-2 A1	2.764%	11/10/2038	804	772,571
Banc of America Commercial Mortgage, Inc. 2004-6 A2	4.161%	12/10/2042	750	724,023
Banc of America Commercial Mortgage, Inc. 2005-1 A2	4.64%	11/10/2042	1,070	1,059,884
Banc of America Commercial Mortgage, Inc. 2005-2 A2	4.247%	7/10/2043	980	963,989
Banc of America Commercial Mortgage, Inc. 2005-5 A4	5.115%#	10/10/2045	1,810	1,784,461
Bear Stearns Commercial Mortgage Securities 2003-T12 A1	2.96%	8/13/2039	1,289	1,239,259
Bear Stearns Commercial Mortgage Securities 2005-PWR7 A1	4.386%	2/11/2041	306	301,693
Bear Stearns Commercial Mortgage Securities 2005-PWR8 A1	4.212%	6/11/2041	367	359,172
Citigroup Commercial Mortgage Trust 2005-C3 A2	4.639%	5/15/2043	520	509,945
Citigroup/Deutsche Bank Commercial Mortgage Trust 2005-CD1 A4	5.225%#	7/15/2044	1,430	1,431,980
Commercial Mortgage Pass-Through Certificate 2005 C6 A5A	5.116%#	6/10/2044	1,375	1,357,905
Credit Suisse First Boston Mortgage Securities Corp. 2004-C1 A1	2.254%	1/15/2037	493	479,259
GE Capital Commercial Mortgage 2005-C1 A2	4.353%	6/10/2048	325	315,249
Greenwich Capital Commercial Funding Corp. 2004-GG1 A2	3.835%	6/10/2036	357	349,723
Greenwich Capital Commercial Funding Corp. 2005-GG3 A2	4.305%	8/10/2042	155	150,345
Greenwich Capital Commercial Funding Corp. 2005-GG5 A5	5.224%#	4/10/2037	1,600	1,592,634
GS Mortgage Securities Corp. II 2003-C1 A2A	3.59%	1/10/2040	395	385,104
JPMorgan Chase Commercial Mortgage Securities 2002-C1 A2	4.914%	7/12/2037	150	148,626

See Notes to Schedule of Investments.

4

			Principal
Investments	Interest Rate	Maturity Date	Amount (000)	Value

JPMorgan Chase Commercial Mortgage Securities 2003-C1 A1	4.275%	1/12/2037	$907	$881,419
LB-UBS Commercial Mortgage Trust 2002-C7 A2	3.899%	12/15/2026	290	284,251
LB-UBS Commercial Mortgage Trust 2003-C5 A3	4.254%	7/15/2027	485	464,102
LB-UBS Commercial Mortgage Trust 2004-C1 A1	2.964%	1/15/2029	1,333	1,280,281
LB-UBS Commercial Mortgage Trust 2004-C7 A2	3.992%	10/15/2029	505	486,296
Morgan Stanley Capital I 2003-IQ6 A3	4.74%	12/15/2041	125	121,614
Morgan Stanley Capital I 2004-HQ3 A4	4.80%	1/13/2041	1,505	1,455,411
Wachovia Bank Commercial Mortgage Trust 2005-C21 A4	5.195%#	10/15/2044	1,835	1,832,339
Wachovia Bank Commercial Mortgage Trust 2005-C17 A1	4.43%	3/15/2042	897	885,243
Total				21,616,778

U.S. Treasury Obligations 16.61%
U.S. Treasury Bond	5.25%	2/15/2029	1,792	1,938,932
U.S. Treasury Note	3.50%	12/15/2009	2,244	2,156,520
U.S. Treasury Note	4.375%	12/15/2010	1,468	1,452,919
U.S. Treasury Note	4.875%	2/15/2012	8,873	8,995,359
U.S. Treasury Strips	Zero Coupon	8/15/2020	831	422,776
Total				14,966,506
Total Long-Term Investments (cost $96,375,207)				96,053,453

SHORT-TERM INVESTMENT 5.19%

Repurchase Agreement 5.19%
Repurchase Agreement dated 2/28/2006, 4.55% due 3/1/2006 with J.P. Morgan Chase & Co. collateralized by $4,905,000 of Federal National Mortgage Assoc. at 4.61% due 10/10/2013; value: $4,764,991; proceeds: $4,671,590 (cost $4,671,000)			4,671	4,671,000
Total Investments in Securities 111.82% (cost $101,046,207)				100,724,453
Liabilities in Excess of Cash and Other Assets (11.82%)				(10,643,619)
Net Assets 100.00%				$90,080,834

  #           Variable rate security. The interest rate represents the rate at February 28, 2006.

(a)          Foreign security traded in U.S. dollars.

(b)         Security purchased on a when-issued basis.

(c)          To be announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.

See Notes to Schedule of Investments.

5

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND  February 28, 2006

			Principal
Investments	Interest Rate	Maturity Date	Amount (000)	Value

LONG-TERM INVESTMENTS 96.93%

ASSET-BACKED SECURITY 0.39%

Airlines 0.39%
Continental Airlines, Inc. (cost $747,307)	7.461%	4/1/2015	$797	$760,133

	Shares (000)

COMMON STOCKS 0.59%

Consumer Products 0.12%
Parmalat SpA GDR*+(a)	86	230,636

Electric - Distribution/Transportation 0.47%
FPL Group, Inc.	22	926,066
Total Common Stocks (cost $1,158,839)		1,156,702

			Principal
			Amount (000)

CONVERTIBLE BONDS 0.79%

Media - Broadcast 0.45%
Sinclair Broadcast Group, Inc.	6.00%	9/15/2012	$1,000	886,250

Oil Field Equipment & Services 0.34%
Pride Int’l., Inc.	3.25%	5/1/2033	500	662,500
Total Convertible Bonds (cost $1,563,199)				1,548,750

HIGH YIELD CORPORATE BONDS 95.16%

Aerospace/Defense 3.81%
Armor Holdings, Inc.	8.25%	8/15/2013	1,000	1,072,500
DRS Technologies, Inc.	6.875%	11/1/2013	2,500	2,506,250
Esterline Technologies Corp.	7.75%	6/15/2013	900	936,000
L-3 Communications Corp.	6.125%	1/15/2014	2,000	1,975,000
Moog Inc. Class A	6.25%	1/15/2015	1,000	995,000
Total				7,484,750

Airlines 0.62%
American Airlines, Inc.	8.608%	4/1/2011	350	354,022

See Notes to Schedule of Investments.

			Principal
Investments	Interest Rate	Maturity Date	Amount (000)	Value

United Air Lines, Inc.(b)	6.831%	9/1/2008	$1,000	$865,625
Total				1,219,647

Apparel/Textiles 0.74%
Quiksilver, Inc.	6.875%	4/15/2015	1,500	1,455,000

Auto Loans 3.33%
Ford Motor Credit Co.	7.375%	10/28/2009	3,000	2,773,311
General Motors Acceptance Corp.	7.75%	1/19/2010	4,000	3,772,904
Total				6,546,215

Auto Parts & Equipment 1.71%
ArvinMeritor, Inc.	8.75%	3/1/2012	500	492,500
Cummins, Inc.	9.50%	12/1/2010	400	431,000
Dana Corp.(b)	5.85%	1/15/2015	750	463,125
Stanadyne Corp.**	0.00%/12.00%	8/15/2009 & 2/15/2015	1,000	530,000
Stanadyne Corp.	10.00%	8/15/2014	1,500	1,447,500
Total				3,364,125

Automotive 0.00%
Venture Holdings Co. LLC(c)	9.50%	7/1/2005	250	937

Brokerage 1.07%
E*TRADE Financial Corp.	8.00%	6/15/2011	2,000	2,115,000

Building & Construction 3.29%
Beazer Homes USA, Inc.	6.50%	11/15/2013	1,500	1,432,500
D.R. Horton, Inc.	6.875%	5/1/2013	3,500	3,638,379
Standard Pacific Corp.	7.00%	8/15/2015	1,500	1,391,250
Total				6,462,129

Chemicals 2.37%
Airgas, Inc.	7.75%	9/15/2006	1,000	1,013,750
Ineos Group Holdings plc+(a)	8.50%	2/15/2016	1,000	985,000
Lyondell Chemical Co.	11.125%	7/15/2012	1,500	1,665,000
Rockwood Specialties Group Inc.	10.625%	5/15/2011	911	1,006,655
Total				4,670,405

Consumer/Commercial/Lease Financing 0.54%
Greenbrier Cos., Inc. (The)	8.375%	5/15/2015	1,000	1,055,000

See Notes to Schedule of Investments.

			Principal
Investments	Interest Rate	Maturity Date	Amount (000)	Value

Consumer Products 0.84%
Aearo Co.	8.25%	4/15/2012	$1,500	$1,650,000

Diversified Capital Goods 0.63%
J.B. Poindexter & Co., Inc.	8.75%	3/15/2014	400	327,000
Park-Ohio Industries, Inc.	8.375%	11/15/2014	1,000	905,000
Total				1,232,000

Electric - Generation 2.98%
AES Corp.	9.375%	9/15/2010	1,500	1,653,750
Edison Mission Energy	7.73%	6/15/2009	1,000	1,037,500
Mission Energy Holding Co.	13.50%	7/15/2008	1,500	1,736,250
NRG Energy, Inc.	7.375%	2/1/2016	500	516,250
Reliant Resources, Inc.	6.75%	12/15/2014	1,000	908,750
Total				5,852,500

Electric - Integrated 5.00%
CMS Energy Corp.	9.875%	10/15/2007	1,000	1,075,000
Mirant North America LLC+	7.375%	12/31/2013	750	773,438
Monongahela Power Co.	7.36%	1/15/2010	2,500	2,632,325
Nevada Power Co.	10.875%	10/15/2009	3,400	3,698,496
PSEG Energy Holdings, Inc.	8.50%	6/15/2011	1,500	1,646,250
Total				9,825,509

Electronics 0.75%
Corning, Inc.	6.05%	6/15/2015	1,500	1,476,973

Energy - Exploration & Production 4.52%
Chesapeake Energy Corp.	6.25%	1/15/2018	4,000	4,015,000
Clayton Williams Energy, Inc.	7.75%	8/1/2013	275	272,250
Energy Partners, Ltd.	8.75%	8/1/2010	1,050	1,097,250
Houston Exploration Co.	7.00%	6/15/2013	1,500	1,492,500
KCS Energy Services, Inc.	7.125%	4/1/2012	1,500	1,530,000
Pogo Producing Co.	6.625%	3/15/2015	475	478,563
Total				8,885,563

Environmental 1.51%
Allied Waste North America, Inc.	6.375%	4/15/2011	3,000	2,970,000

See Notes to Schedule of Investments.

			Principal
Investments	Interest Rate	Maturity Date	Amount (000)	Value

Food - Wholesale 0.45%
Chiquita Brands Int’l., Inc.	7.50%	11/1/2014	$1,000	$886,250

Food & Drug Retailers 2.38%
Ingles Markets, Inc.	8.875%	12/1/2011	1,500	1,567,500
Rite Aid Corp.	9.50%	2/15/2011	1,500	1,582,500
Stater Bros. Holdings, Inc.	7.991%#	6/15/2010	1,500	1,541,250
Total				4,691,250

Forestry/Paper 1.71%
Abitibi-Consolidated, Inc.(a)	7.991%#	6/15/2011	1,000	977,500
Bowater, Inc.	9.50%	10/15/2012	1,200	1,254,000
Newark Group, Inc.	9.75%	3/15/2014	1,000	875,000
Tembec Industries, Inc.(a)	8.625%	6/30/2009	475	266,000
Total				3,372,500

Gaming 5.55%
Boyd Gaming Corp.	7.125%	2/1/2016	550	559,625
Las Vegas Sands Corp.	6.375%	2/15/2015	2,000	1,950,000
Mandalay Resort Group	10.25%	8/1/2007	4,000	4,265,000
Premier Entertainment Biloxi LLC	10.75%	2/1/2012	1,000	966,250
River Rock Entertainment Authority	9.75%	11/1/2011	1,100	1,196,250
Wynn Las Vegas LLC/Capital Corp.	6.625%	12/1/2014	2,000	1,980,000
Total				10,917,125

Gas Distribution 4.43%
Colorado Interstate Gas Co.	5.95%	3/15/2015	2,500	2,478,677
El Paso Corp.	7.00%	5/15/2011	1,500	1,533,750
Inergy Finance L.P.+	8.25%	3/1/2016	150	153,750
MarkWest Energy Partners, L.P.+	6.875%	11/1/2014	1,500	1,417,500
Pacific Energy Partners, L.P.	6.25%	9/15/2015	500	500,000
Williams Cos., Inc. (The)	7.125%	9/1/2011	2,500	2,631,250
Total				8,714,927

Health Services 3.60%
Alliance Imaging, Inc.	7.25%	12/15/2012	625	526,562
CDRV Investors, Inc.**	0.00%/9.625%	1/1/2010 & 2015	1,500	1,035,000

Extendicare Health Services, Inc.	9.50%	7/1/2010	750	795,938

See Notes to Schedule of Investments.

			Principal
Investments	Interest Rate	Maturity Date	Amount (000)	Value

Hanger Orthopedic Group, Inc.	10.375%	2/15/2009	$500	$502,500
HCA, Inc.	6.375%	1/15/2015	2,000	2,006,862
Tenet Healthcare Corp.	6.375%	12/1/2011	1,000	907,500
Vanguard Health Holdings Co. II LLC	9.00%	10/1/2014	1,250	1,309,375
Total				7,083,737

Hotels 1.61%
FelCor Lodging Trust, Inc.	9.00%	6/1/2011	1,500	1,665,000
Host Marriott L.P.	6.375%	3/15/2015	1,500	1,503,750
Total				3,168,750

Integrated Energy 0.82%
Verasun Energy+	9.875%	12/15/2012	1,500	1,605,000

Leisure 2.09%
Gaylord Entertainment Co.	8.00%	11/15/2013	1,500	1,576,875
Six Flags, Inc.	8.875%	2/1/2010	1,000	1,012,500
Universal City Florida Holding Co.	9.43%#	5/1/2010	1,500	1,530,000
Total				4,119,375

Machinery 1.74%
Case New Holland, Inc.	9.25%	8/1/2011	1,000	1,077,500
Columbus McKinnon Corp.	8.875%	11/1/2013	1,000	1,057,500
WABTEC Corp.	6.875%	7/31/2013	1,250	1,284,375
Total				3,419,375

Media - Broadcast 1.25%
Allbritton Communications Co.	7.75%	12/15/2012	1,000	1,011,250
Radio One, Inc.	6.375%	2/15/2013	1,500	1,447,500
Total				2,458,750

Media - Cable 3.82%
Cablevision Systems Corp.	8.716%#	4/1/2009	1,250	1,298,437
CCH I LLC+	11.00%	10/1/2015	1,500	1,269,375
Century Communications Corp.(c)	9.50%	3/1/2005	1,500	1,425,000
DIRECTV Holdings/Finance	6.375%	6/15/2015	1,000	1,001,250
Mediacom Broadband LLC/Corp.	8.50%	10/15/2015	1,500	1,447,500
Mediacom Broadband LLC/Corp.	11.00%	7/15/2013	1,000	1,075,000
Total				7,516,562

See Notes to Schedule of Investments.

			Principal
Investments	Interest Rate	Maturity Date	Amount (000)	Value

Media - Services 0.77%
Warner Music Group Corp.	7.375%	4/15/2014	$1,500	$1,511,250

Metals/Mining Excluding Steel 2.45%
Massey Energy Co.+	6.875%	12/15/2013	425	426,063
Novelis Inc.+(a)	7.75%	2/15/2015	1,500	1,462,500
Peabody Energy Corp.	5.875%	4/15/2016	3,000	2,925,000
Total				4,813,563

Non-Electric Utilities 0.53%
SEMCO Energy, Inc.	7.75%	5/15/2013	1,000	1,043,868

Non-Food & Drug Retailers 1.05%
GSC Holdings Corp.+	8.00%	10/1/2012	1,000	1,002,500
Neiman Marcus Group, Inc.+	10.375%	10/15/2015	1,000	1,057,500
Total				2,060,000

Oil Field Equipment & Services 1.55%
Hanover Equipment Trust 2001 Series B	8.75%	9/1/2011	1,750	1,855,000
J. Ray McDermott, S.A.+	11.50%	12/15/2013	1,000	1,195,000
Total				3,050,000

Packaging 0.88%
Ball Corp.	6.875%	12/15/2012	750	766,875
Covalence Specialty Materials Corp.+	10.25%	3/1/2016	925	963,156
Total				1,730,031

Pharmaceuticals 1.19%
Mylan Laboratories, Inc.	6.375%	8/15/2015	850	863,812
Warner Chilcott Corp.+	9.00%	2/1/2015	1,500	1,481,250
Total				2,345,062

Printing & Publishing 1.59%
Clarke American Corp.+	11.75%	12/15/2013	500	503,750
Dex Media East LLC/Finance	9.875%	11/15/2009	1,250	1,346,875
R.H. Donnelley Corp+	8.875%	1/15/2016	1,225	1,284,719
Total				3,135,344

Railroads 0.70%
Grupo Transportacion Ferroviaria Mexicana S.A. de C.V.(a)	9.375%	5/1/2012	1,250	1,382,813

See Notes to Schedule of Investments.

			Principal
Investments	Interest Rate	Maturity Date	Amount (000)	Value

Restaurants 1.16%
Friendly Ice Cream Corp.	8.375%	6/15/2012	$1,500	$1,410,000
Landry’s Restaurants, Inc.	7.50%	12/15/2014	900	875,250
Total				2,285,250

Software/Services 0.94%
SunGard Data Systems, Inc.+	10.25%	8/15/2015	1,750	1,844,063

Steel Producers/Products 0.79%
AK Steel Corp.	7.875%	2/15/2009	550	537,625
Allegheny Ludlum Corp.	6.95%	12/15/2025	1,000	1,020,000
Total				1,557,625

Support - Services 2.05%
Hertz Corp. Class A+	10.50%	1/1/2016	1,500	1,623,750
Mac-Gray Corp.	7.625%	8/15/2015	1,000	1,030,000
United Rentals North America, Inc.	7.75%	11/15/2013	1,025	1,033,969
Williams Scotsman Inc.	8.50%	10/1/2015	325	336,375
Total				4,024,094

Telecommunications - Fixed Line 0.88%
Time Warner
Telecommunications Holdings	9.25%	2/15/2014	1,600	1,734,000

Telecommunications - Integrated/Services 3.66%
Cincinnati Bell, Inc.	7.00%	2/15/2015	450	451,688
Cincinnati Bell, Inc.	8.375%	1/15/2014	1,050	1,065,750
Intelsat Bermuda Ltd.(a)	5.25%	11/1/2008	1,500	1,425,000
Qwest Communications Int’l., Inc.	7.25%	2/15/2011	1,500	1,539,375
Qwest Corp.	7.625%	6/15/2015	1,500	1,616,250
Qwest Corp.	7.741%#	6/15/2013	1,000	1,097,500
Total				7,195,563

Telecommunications - Wireless 6.71%
Airgate PCS, Inc.	8.35%#	10/15/2011	3,000	3,123,750
Dobson Communications Corp.+	8.85%#	10/15/2012	1,000	995,000
Nextel Communications, Inc.	7.375%	8/1/2015	2,000	2,116,736
Rogers Wireless, Inc.(a)	8.00%	12/15/2012	3,000	3,217,500

See Notes to Schedule of Investments.

			Principal
Investments	Interest Rate	Maturity Date	Amount (000)	Value

Rural Cellular Corp.+	10.43%#	11/1/2012	$1,300	$1,345,500
UbiquiTel Operating Co.	9.875%	3/1/2011	1,000	1,105,000
Wind Acquisition Finance S.A.+(a)	10.75%	12/1/2015	1,200	1,290,000
Total				13,193,486

Telecommunications Equipment 1.06%
Lucent Technologies Inc.	6.50%	1/15/2028	2,500	2,084,375

Theaters & Entertainment 1.09%
AMC Entertainment, Inc.+	11.00%	2/1/2016	1,000	1,011,250
Cinemark, Inc.**	0.00%/9.75%	3/15/2009 & 2014	1,500	1,125,000
Total				2,136,250

Tobacco 0.77%
R.J. Reynolds Tobacco Holdings Co.	6.50%	7/15/2010	1,500	1,515,000

Transportation Excluding Air/Rail 2.18%
Bristow Group, Inc.	6.125%	6/15/2013	525	501,375
CHC Helicopter Corp. Class A(a)	7.375%	5/1/2014	1,250	1,282,813
Hornbeck Offshore Services, Inc.	6.125%	12/1/2014	2,500	2,493,750
Total				4,277,938
Total High Yield Corporate Bonds (cost $185,595,896)				187,138,929

	Shares (000)

WARRANT 0.00%

Consumer Products 0.00%
Parmalat SpA, expiring 12/31/2015*+~ (cost $6)	1	6
Total Long-Term Investments (cost $189,065,247)		190,604,520

See Notes to Schedule of Investments.

	Principal
Investments	Amount (000)	Value

SHORT-TERM INVESTMENT 2.28%

Repurchase Agreement 2.28%
Repurchase Agreement dated 2/28/2006, 3.88% due 3/1/2006 with State Street Bank & Trust Co. collateralized by $4,585,000 of Federal Home Loan Mortgage Corp. at 5.50% due 2/22/2013; value $4,579,269; proceeds: $4,488,971 (cost $4,488,487)	$4,488	$4,488,487
Total Investments in Securities 99.21% (cost $193,553,734)		195,093,007
Other Assets in Excess of Liabilities 0.79%		1,558,498
Net Assets 100.00%		$196,651,505

  *           Non-income producing security.

**          Deferred-interest debentures pay no interest for a stipulated number of years, after which they pay a predetermined interest rate.

  +           Security exempt from registration under Rule 144A of the Securities Act of 1933.

This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

  #           Variable rate security. The interest rate represents the rate at February 28, 2006.

 ~              Fair valued security - See Note 2.

(a)          Foreign security traded in U.S. dollars.

(b)         Defaulted security.

(c)          Defaulted security. Maturity date shown represents original maturity date.

GDR Global Depositary Receipt.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - INCOME STRATEGY FUND February 28, 2006

Investments	Shares	Value (000)

INVESTMENTS IN UNDERLYING FUNDS 97.04%

Lord Abbett Affiliated Fund, Inc. - Class Y(a)	161,439	$2,373

Lord Abbett Research Fund, Inc. -America’s Value Fund - Class Y(b)	323,931	4,027

Lord Abbett Investment Trust - High Yield Fund - Class Y(c)	999,058	8,042

Lord Abbett Investment Trust - Total Return Fund - Class Y(d)	542,730	5,628

Total Investments in Underlying Funds (cost $20,008,329)		$20,070

	Principal
	Amount (000)

SHORT-TERM INVESTMENT 1.94%

Repurchase Agreement 1.94%
Repurchase Agreement dated 2/28/2006, 3.88% due 3/1/2006 with State Street Bank & Trust Co. collateralized by $415,000 of Federal Home Loan Mortgage Corp. at 5.05% due 1/26/2015; value: $409,730; proceeds: $400,720 (cost $400,677)	$401	$401

Total Investments in Securities 98.98% (cost $20,409,006)		20,471
Other Assets in Excess of Liabilities 1.02%		210
Net Assets 100.00%		$20,681

(a)          Fund investment objective is to seek long-term growth of capital and income without excess fluctuations in market value.

(b)         Fund investment objective is to seek current income and capital appreciation.

(c)          Fund investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.

(d)         Fund investment objective is to seek income and capital appreciation to produce a high total return.

See Notes to Schedule of Investments.

1

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - LIMITED DURATION U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES FUND  February 28, 2006

			Principal
Investments	Interest Rate	Maturity Date	Amount (000)	Value

LONG-TERM INVESTMENTS 114.43%

Asset-Backed Securities 4.54%
AmeriCredit Auto Receivables Trust 2006-1 A3 (b)	5.11%	10/6/2010	$600	$599,508
Ameriquest Mortgage Securities, Inc. 2005-R2 A3A	4.681%#	4/25/2035	46	46,464
BMW Vehicle Owner Trust 2005-A A3	4.04%	2/25/2009	1,400	1,386,751
Citibank Credit Card Issuance Trust 2003-A6 A6	2.90%	5/17/2010	350	334,898
CitiFinancial Mortgage Securities, Inc. 2004-1 AF1	4.671%#	4/25/2034	320	320,382
Ford Credit Auto Owner Trust 2005-B A3	4.17%	1/15/2009	2,200	2,182,054
USAA Auto Owner Trust 2004-2 A3	3.03%	6/16/2008	479	475,280
USAA Auto Owner Trust 2005-2 A3	4.00%	12/15/2009	800	789,361
Total				6,134,698

Corporate Bonds 6.40%
Berkshire Hathaway Finance Corp.	3.40%	7/2/2007	500	488,546
Dun & Bradstreet Corp. (The)	6.625%	3/15/2006	540	540,278
Exelon Corp.	4.45%	6/15/2010	275	265,352
General Mills, Inc.	5.125%	2/15/2007	585	584,731
General Motors Acceptance Corp	6.125%	9/15/2006	350	345,815
Goodrich (B. F.) Co.	6.60%	5/15/2009	193	199,865
Household Finance Corp.	5.75%	1/30/2007	1,500	1,508,761
Int’l. Flavors & Fragrances, Inc.	6.45%	5/15/2006	600	601,378
Lubrizol Corp. (The)	4.625%	10/1/2009	206	200,702
PG&E Corp.	3.60%	3/1/2009	1,000	955,168
Potash Corp. of Saskatchewan (a)	7.125%	6/15/2007	775	793,185
SBC Communications, Inc.	5.30%	11/15/2010	337	336,335
Scholastic Corp.	5.75%	1/15/2007	450	450,318
Time Warner, Inc.	6.125%	4/15/2006	750	750,833
UnitedHealth Group, Inc.	3.375%	8/15/2007	648	632,479
Total				8,653,746

Government Sponsored Enterprises Bond 1.52%
Federal National Mortgage Assoc.	7.25%	1/15/2010	1,904	2,056,457

See Notes to Schedule of Investments.

1

			Principal
Investments	Interest Rate	Maturity Date	Amount (000)	Value

Government Sponsored Enterprises Collateralized Mortgage Obligations 11.33%
Federal Home Loan Mortgage Corp. 1209 F	5.125%#	3/15/2007	$67	$66,561
Federal Home Loan Mortgage Corp. 1337 F	5.125%#	8/15/2007	167	167,157
Federal Home Loan Mortgage Corp. 1369 F	5.125%#	9/15/2007	102	101,958
Federal Home Loan Mortgage Corp. 1377 F	5.125%#	9/15/2007	28	28,506
Federal Home Loan Mortgage Corp. 1417 FC	5.625%#	11/15/2007	1,071	1,072,893
Federal Home Loan Mortgage Corp. 1549 F	6.70%	7/15/2008	178	178,513
Federal Home Loan Mortgage Corp. 1551 JA	5.175%#	7/15/2008	11	10,613
Federal Home Loan Mortgage Corp. 1564 H	6.50%	8/15/2008	160	161,646
Federal Home Loan Mortgage Corp. 1594 H	6.00%	10/15/2008	346	347,626
Federal Home Loan Mortgage Corp. 1600 FB	3.66%#	10/15/2008	85	83,828
Federal Home Loan Mortgage Corp. 1637 JB	5.075%#	6/15/2023	99	98,813
Federal Home Loan Mortgage Corp. 1660 H	6.50%	1/15/2009	25	25,496
Federal Home Loan Mortgage Corp. 1671 JA	5.025%#	1/15/2024	691	694,591
Federal Home Loan Mortgage Corp. 1698 H	6.00%	3/15/2009	67	67,646
Federal Home Loan Mortgage Corp. 1803 AB	6.00%	12/15/2008	300	300,819
Federal Home Loan Mortgage Corp. 2549 PF	4.87%#	6/15/2027	180	179,863
Federal Home Loan Mortgage Corp. 2643 KG	4.00%	5/15/2018	90	89,322
Federal Home Loan Mortgage Corp. 2649 QA	3.50%	3/15/2010	218	217,596
Federal Home Loan Mortgage Corp. 2684 QM	3.50%	3/15/2019	998	991,333
Federal Home Loan Mortgage Corp. 2713 EC	3.50%	3/15/2018	1,478	1,467,844
Federal Home Loan Mortgage Corp. 2759 AU	3.50%	5/15/2019	520	513,050
Federal Home Loan Mortgage Corp. 2836 DG	5.00%	6/15/2016	3,245	3,238,159
Federal Home Loan Mortgage Corp. 2885 DK	3.50%	10/15/2012	2,023	1,988,831
Federal National Mortgage Assoc. 1992-141 FA	5.094%#	8/25/2007	6	5,945
Federal National Mortgage Assoc. 1992-151 F	5.094%#	8/25/2007	317	318,536
Federal National Mortgage Assoc. 1992-196 F	5.094%#	11/25/2007	178	176,869
Federal National Mortgage Assoc. 1993-41 PH	6.00%	3/25/2023	119	118,931
Federal National Mortgage Assoc. 1993-93 FC	4.146%#	5/25/2008	32	31,723
Federal National Mortgage Assoc. 1993-124 E PO	Zero Coupon	10/25/2022	10	9,780
Federal National Mortgage Assoc. 1993-196 F	5.044%#	10/25/2008	199	200,209
Federal National Mortgage Assoc. 1993-231 M	6.00%	12/25/2008	433	433,300
Federal National Mortgage Assoc. 1994-33 H	6.00%	3/25/2009	203	204,086

See Notes to Schedule of Investments.

2

			Principal
Investments	Interest Rate	Maturity Date	Amount (000)	Value

Federal National Mortgage Assoc. 1994-89 FA	5.044%#	3/25/2009	$39	$39,581
Federal National Mortgage Assoc. 2003-54 TH	3.50%	5/25/2009	47	46,632
Federal National Mortgage Assoc. 2003-65 PG	3.00%	10/25/2031	590	576,707
Federal National Mortgage Assoc. 2003-81 MG	2.00%	12/25/2016	218	216,319
Federal National Mortgage Assoc. 2003-84 GA	4.50%	4/25/2009	98	98,080
Federal National Mortgage Assoc. 2003-92 BR	5.00%	4/25/2014	115	115,047
Federal National Mortgage Assoc. 2003-113 PG	3.50%	2/25/2009	597	594,046
Federal National Mortgage Assoc. G93-11 FA	4.994%#	12/25/2008	37	36,804
Total				15,315,259

Government Sponsored Enterprises Pass-Throughs 52.02%
Federal Home Loan Mortgage Corp.	4.204%#	1/1/2034	3,144	3,072,887
Federal Home Loan Mortgage Corp.	5.50%	2/1/2021	1,290	1,295,529
Federal Home Loan Mortgage Corp. Gold (c)	5.00%	TBA	10,670	10,529,956
Federal Home Loan Mortgage Corp. Gold (c)	5.50%	TBA	8,420	8,451,575
Federal Home Loan Mortgage Corp. 1B2778	4.335%#	2/1/2035	1,894	1,881,186
Federal Home Loan Mortgage Corp. A13484	7.00%	9/1/2033	134	139,748
Federal Home Loan Mortgage Corp. B19070	5.50%	2/1/2020	2,966	2,978,389
Federal Home Loan Mortgage Corp. B19840	5.00%	8/1/2020	1,562	1,542,591
Federal Home Loan Mortgage Corp. C00742	6.50%	4/1/2029	493	506,651
Federal Home Loan Mortgage Corp. C66164	7.00%	4/1/2032	181	187,575
Federal Home Loan Mortgage Corp. C67868	7.00%	6/1/2032	89	91,816
Federal Home Loan Mortgage Corp. E00565	6.00%	8/1/2013	215	218,310
Federal Home Loan Mortgage Corp. E77065	6.50%	5/1/2014	23	23,259
Federal Home Loan Mortgage Corp. G18022	5.50%	11/1/2019	1,582	1,588,604
Federal Home Loan Mortgage Corp. G18083	5.50%	11/1/2020	10,409	10,453,785
Federal Home Loan Mortgage Corp. G18090	5.50%	12/1/2020	6,309	6,336,034
Federal Home Loan Mortgage Corp. J00329	5.50%	11/1/2020	989	992,772
Federal Home Loan Mortgage Corp. J01055	5.50%	1/1/2021	4,235	4,253,433
Federal Home Loan Mortgage Corp. J01072	5.50%	1/1/2021	2,341	2,351,133
Federal National Mortgage Assoc.	3.886%#	11/1/2034	875	863,742
Federal National Mortgage Assoc.	4.516%#	12/1/2034	743	731,622
Federal National Mortgage Assoc.	4.538%#	7/1/2035	1,568	1,548,026
Federal National Mortgage Assoc.	4.575%#	6/1/2035	1,988	1,959,487

See Notes to Schedule of Investments.

3

			Principal
Investments	Interest Rate	Maturity Date	Amount (000)	Value

Federal National Mortgage Assoc.	4.993%#	2/1/2032	$64	$63,600
Federal National Mortgage Assoc.	5.05%	7/1/2011	1,391	1,377,800
Federal National Mortgage Assoc.	5.50%	3/1/2034	307	305,351
Federal National Mortgage Assoc.	5.50%	7/1/2035	1,914	1,897,076
Federal National Mortgage Assoc.	5.50%	10/1/2035	999	990,745
Federal National Mortgage Assoc.	5.50%	11/1/2035	298	295,056
Federal National Mortgage Assoc.	5.50%	2/1/2036	84	83,367
Federal National Mortgage Assoc.	6.00%	7/1/2014	141	143,538
Federal National Mortgage Assoc.	6.19%	9/1/2008	99	100,780
Federal National Mortgage Assoc.	6.34%	1/1/2008	25	25,520
Federal National Mortgage Assoc.	6.43%	1/1/2008	27	27,151
Federal National Mortgage Assoc.	6.50%	12/1/2007	5	5,009
Federal National Mortgage Assoc.	6.50%	4/1/2011	50	50,648
Federal National Mortgage Assoc.	6.50%	8/1/2013	70	71,903
Federal National Mortgage Assoc.	6.50%	6/1/2015	660	677,908
Federal National Mortgage Assoc.	6.50%	7/1/2030	112	114,931
Federal National Mortgage Assoc.	6.50%	11/1/2031	160	164,507
Federal National Mortgage Assoc.	6.50%	4/1/2033	160	163,860
Federal National Mortgage Assoc.	6.50%	6/1/2033	176	180,572
Federal National Mortgage Assoc.	6.50%	5/1/2034	99	102,110
Federal National Mortgage Assoc.	6.50%	10/1/2034	655	671,698
Federal National Mortgage Assoc.	6.50%	12/1/2034	141	144,539
Federal National Mortgage Assoc.	6.50%	4/1/2035	583	597,252
Federal National Mortgage Assoc.	6.62%	10/1/2007	72	72,650
Total				70,325,681

Non-Agency Commercial
Mortgage-Backed Securities 5.81%
Banc of America Commercial Mortgage 2005-1 A2	4.64%	11/10/2042	820	812,248
Bear Stearns Commercial Mortgage Securities, Inc. 2003-T12 A1	2.96%	8/13/2039	1,516	1,457,952
JPMorgan Chase Commercial Mortgage Securities, Inc. 2002-C1 A2	4.914%	7/12/2037	1,500	1,486,261
LB-UBS Commercial Mortgage Trust 2002-C7 A2	3.899%	12/15/2026	1,130	1,107,597
LB-UBS Commercial Mortgage Trust 2004-C1 A1	2.964%	1/15/2029	2,395	2,300,040
Morgan Stanley Capital I 2004-IQ7 A1	4.03%	6/15/2038	707	691,176
Total				7,855,274

See Notes to Schedule of Investments.

4

			Principal
Investments	Interest Rate	Maturity Date	Amount (000)	Value

Pass-Through Agencies 0.18%
Government National Mortgage Assoc.	4.50%#	9/20/2031	$65	$64,356
Government National Mortgage Assoc.	4.625%#	1/20/2018	46	46,449
Government National Mortgage Assoc.	5.125%#	11/20/2020	25	25,498
Government National Mortgage Assoc.	5.125%#	11/20/2027	16	16,174
Government National Mortgage Assoc.	5.125%#	12/20/2027	20	20,372
Government National Mortgage Assoc.	7.00%	4/15/2028	22	22,795
Government National Mortgage Assoc.	7.50%	2/15/2016	12	12,753
Government National Mortgage Assoc.	10.50%	3/15/2019	17	19,292
Government National Mortgage Assoc.	10.50%	9/15/2019	2	2,377
Government National Mortgage Assoc.	10.50%	10/15/2020	11	10,488
Total				240,554

U.S. Treasury Obligations 32.63%
U.S. Treasury Note	3.00%	11/15/2007	13,575	13,203,289
U.S. Treasury Note	3.125%	1/31/2007	16,924	16,687,335
U.S. Treasury Note	3.50%	12/15/2009	4,903	4,711,862
U.S. Treasury Note	3.625%	4/30/2007	4,730	4,672,540
U.S. Treasury Note	4.375%	12/15/2010	4,886	4,835,806
Total				44,110,832
Total Long-Term Investments (cost $155,410,813)				154,692,501

See Notes to Schedule of Investments.

5

	Principal
Investments	Amount (000)	Value

SHORT-TERM INVESTMENT 2.16%

Repurchase Agreement 2.16%
Repurchase Agreement dated 2/28/2006, 4.55% due 3/1/2006 with J.P. Morgan Chase & Co. collateralized by $3,026,000 of Federal Home Loan Mortgage Corp. at 3.875% due 6/15/2008; value: $2,984,788 proceeds: $2,926,370 (cost $2,926,000)	$2,926	$2,926,000
Total Investments in Securities 116.59% (cost $158,336,813)		157,618,501
Liabilities in Excess of Cash and Other Assets (16.59%)		(22,426,947)
Net Assets 100.00%		$135,191,554

#	Variable rate security. The interest rate represents the rate at February 28, 2006.
(a)	Foreign security traded in U.S. dollars.
(b)	Security purchased on a when-issued basis.
(c)

To be announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.

PO	Principal Only.

TBA SALE COMMITMENT

			Principal
Government Sponsored Enterprise Pass-Through	Interest Rate	Maturity Date	Amount (000)	Value

Federal National Mortgage Assoc.	5.50%	TBA	$1,550	$1,535,954
Total (proceeds $1,531,813)

See Notes to Schedule of Investments.

6

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND  February 28, 2006

				Principal
Investments	Interest Rate		Maturity Date	Amount (000)	Value

LONG-TERM INVESTMENTS 105.45%

Asset-Backed Securities 6.07%
American Express Credit Account Master Trust 2003-3 A	4.68	%#	11/15/2010	$500	$501,354
American Express Credit Account Master Trust 2003-4 A	1.69%		1/15/2009	1,250	1,240,001
AmeriCredit Auto Receivables Trust 2006-1 A3(c)	5.11%		10/6/2010	2,260	2,258,147
Ameriquest Mortgage Securities, Inc. 2005-R2 A3A	4.681	%#	4/25/2035	181	181,209
Ameriquest Mortgage Securities, Inc. 2005-R3 A3A	4.671	%#	5/25/2035	122	122,342
BMW Vehicle Owner Trust 2005-A A3	4.04%		2/25/2009	2,800	2,773,501
Capital One Multi-Asset Execution Trust 2002-A1	4.84	%#	7/15/2010	785	788,638
Centex Home Equity 2005-A AV1	4.701	%#	8/25/2027	492	492,241
Chase Manhattan Auto Owner Trust 2003-B A3	1.82%		7/16/2007	181	180,415
Citibank Credit Card Issuance Trust 2001-A6	5.65%		6/16/2008	700	702,361
Citibank Credit Card Issuance Trust 2002-A1	4.95%		2/9/2009	1,700	1,699,372
Citibank Credit Card Issuance Trust 2004-A1	2.55%		1/20/2009	850	832,295
CitiFinancial Mortgage Securities, Inc. 2004-1 AF1	4.671	%#	4/25/2034	712	712,851
Countrywide Asset-Backed Certificate 2004-13 AF1	4.771	%#	6/25/2022	333	333,386
Daimler Chrysler Auto Trust 2005-A A3	3.49%		12/8/2008	950	938,797
Ford Credit Auto Owner Trust 2005-B A3	4.17%		1/15/2009	1,950	1,934,093
Ford Credit Auto Owner Trust 2005-B A4	4.38%		1/15/2010	905	893,914
GE Capital Credit Card Master Note Trust 2004-1 A	4.62	%#	6/15/2010	750	750,866
Honda Auto Receivables Owner Trust 2004-1 A3	2.40%		2/21/2008	1,093	1,082,700
Honda Auto Receivables Owner Trust 2004-3 A2	2.48%		5/18/2007	1,127	1,124,644
Honda Auto Receivables Owner Trust 2005-3 A3	3.87%		4/20/2009	1,345	1,324,750
MBNA Credit Card Master Note Trust 2002-A13 A	4.70	%#	5/17/2010	612	613,721
MBNA Credit Card Master Note Trust 2002-A1	4.95%		6/15/2009	1,565	1,566,937
Residential Asset Mortgage Products, Inc. 2005-RZ2 AI1	4.701	%#	5/25/2035	683	683,466
Residential Asset Securities Corp. 2005-KS1 A1	4.691	%#	4/25/2025	495	495,374
Residential Asset Securities Corp. 2005-KS7 A1	4.681	%#	8/25/2035	173	172,777
Saxon Asset Securities Trust 2005-1 A2A	4.691	%#	5/25/2035	215	215,027
Target Credit Card Master Trust 2002-1 A	4.644	%#	6/27/2011	765	766,739
Toyota Auto Receivables Owner Trust 2003-B A3	4.60	%#	8/15/2007	413	413,040
USAA Auto Owner Trust 2004-2 A3	3.03%		6/16/2008	1,119	1,110,691

See Notes to Schedule of Investments.

1

			Principal
Investments	Interest Rate	Maturity Date	Amount (000)	Value

USAA Auto Owner Trust 2005-2 A3	4.00%	12/15/2009	$1,780	$1,756,328
Total				28,661,977

Corporate Bonds 12.83%
Airgas, Inc.	7.75%	9/15/2006	1,725	1,748,719
Albemarle Corp.	5.10%	2/1/2015	1,004	962,649
Allied Waste North America, Inc.	6.375%	4/15/2011	825	816,750
Amerada Hess Corp.	7.875%	10/1/2029	635	779,977
American Airlines, Inc.	8.608%	4/1/2011	285	288,275
AT&T Broadband Corp.	9.455%	11/15/2022	1,637	2,134,777
Centerpoint Energy, Inc.	7.25%	9/1/2010	1,027	1,094,098
Chesapeake Energy Corp.	6.25%	1/15/2018	785	787,944
Colorado Interstate Gas Co.	5.95%	3/15/2015	105	104,104
Commonwealth Edison Co.	6.95%	7/15/2018	1,038	1,102,415
Corn Products Int’l., Inc.	8.45%	8/15/2009	931	1,014,499
Corning, Inc.	5.90%	3/15/2014	205	205,709
Corning, Inc.	6.05%	6/15/2015	510	502,171
Delhaize America, Inc.	7.375%	4/15/2006	580	582,029
Delhaize America, Inc.	9.00%	4/15/2031	348	417,025
Deutsche Telekom Int’l. Finance B.V.(a)	8.00%	6/15/2010	1,274	1,401,763
Dun & Bradstreet Corp. (The)	6.625%	3/15/2006	1,030	1,030,530
Enterprise Products Operating L.P.	6.65%	10/15/2034	1,093	1,145,572
Exelon Corp.	4.45%	6/15/2010	1,273	1,228,338
FMC Corp.	7.00%	5/15/2008	665	683,045
Ford Motor Credit Co.	4.95%	1/15/2008	592	545,603
France Telecom S.A.(a)	7.75%	3/1/2011	1,241	1,369,690
General Electric Capital Corp.	4.125%	3/4/2008	665	653,114
General Mills, Inc.	5.125%	2/15/2007	1,426	1,425,345
General Motors Corp.	6.375%	5/1/2008	374	300,135
General Motors Corp.	8.375%	7/15/2033	374	265,540
Goldman Sachs Group, Inc. (The)	6.125%	2/15/2033	732	768,869
Goodrich (B.F.) Co.	6.60%	5/15/2009	969	1,003,467
Harrah’s Operating Co., Inc.	8.00%	2/1/2011	1,081	1,185,880
Hertz Corp. (The) +	8.875%	1/1/2014	317	332,850
Hornbeck Offshore Services, Inc.	6.125%	12/1/2014	350	349,125
Household Finance Corp.	5.75%	1/30/2007	410	412,395
Household Finance Corp.	7.00%	5/15/2012	2,120	2,297,548

See Notes to Schedule of Investments.

2

			Principal
Investments	Interest Rate	Maturity Date	Amount (000)	Value

Int’l. Flavors & Fragrances, Inc.	6.45%	5/15/2006	$1,836	$1,840,215
KB Home	5.875%	1/15/2015	590	549,699
Kerr-McGee Corp.	6.95%	7/1/2024	450	480,840
Lubrizol Corp. (The)	4.625%	10/1/2009	810	789,168
Lucent Technologies, Inc.	6.45%	3/15/2029	740	628,075
Mediacom Broadband LLC/Corp.	8.50%	10/15/2015	880	849,200
MGM Mirage, Inc.	6.75%	9/1/2012	710	725,088
Mohawk Industries, Inc.	6.125%	1/15/2016	252	254,954
Monongahela Power Co.	7.36%	1/15/2010	1,295	1,363,544
Nevada Power Co.	5.875%	1/15/2015	340	342,323
Nevada Power Co.	8.25%	6/1/2011	450	501,323
Noranda, Inc.(a)	6.20%	6/15/2035	622	610,237
Northwest Pipeline Corp.	8.125%	3/1/2010	865	920,144
Pacific Energy Partners, L.P.	6.25%	9/15/2015	517	517,000
Peabody Energy Corp.	5.875%	4/15/2016	880	858,000
Phelps Dodge Corp.	9.50%	6/1/2031	340	461,118
PSEG Power LLC	5.50%	12/1/2015	695	691,211
Qwest Corp.	7.625%	6/15/2015	755	813,513
R.H. Donnelley Corp. +	8.875%	1/15/2016	650	681,688
Rogers Wireless, Inc.(a)	7.25%	12/15/2012	395	421,169
SBC Communications, Inc.	5.30%	11/15/2010	1,296	1,293,442
Scholastic Corp.	5.75%	1/15/2007	1,585	1,586,121
Six Flags, Inc.	8.875%	2/1/2010	540	546,750
Sprint Capital Corp.	8.75%	3/15/2032	572	753,596
SunGard Data Systems, Inc. +	9.125%	8/15/2013	405	432,844
Telecom Italia Capital S.A.(a)	6.375%	11/15/2033	1,759	1,745,897
Telefonica Europe B.V. (a)	8.25%	9/15/2030	265	324,043
Tennessee Gas Pipeline Co.	6.00%	12/15/2011	138	135,240
Time Warner, Inc.	6.125%	4/15/2006	435	435,483
Time Warner, Inc.	7.625%	4/15/2031	1,774	2,023,609
TXU Corp.	5.55%	11/15/2014	838	802,275
Tyco Int’l. Group S.A. (a)	6.00%	11/15/2013	263	268,949
United Air Lines, Inc.(e)	6.831%	9/1/2008	650	562,656
UnitedHealth Group, Inc.	3.375%	8/15/2007	1,582	1,544,108

See Notes to Schedule of Investments.

3

			Principal
Investments	Interest Rate	Maturity Date	Amount (000)	Value

Verizon Global Funding Corp.	7.25%	12/1/2010	$2,469	$2,661,286
Verizon Global Funding Corp.	7.75%	12/1/2030	615	722,318
WABTEC Corp.	6.875%	7/31/2013	840	863,100
Wynn Las Vegas LLC/Capital Corp.	6.625%	12/1/2014	650	643,500
Total				60,583,676

Foreign Bonds 1.81%
Republic of Argentina (a)	3.00%#	4/30/2013	620	538,160
Republic of Brazil, Federal (a)	11.00%	8/17/2040	1,308	1,736,697
Republic of Bulgaria +(a)	8.25%	1/15/2015	225	269,438
Republic of Philippines (a)	7.75%	1/14/2031	420	425,250
Republic of South Africa (a)	6.50%	6/2/2014	410	443,312
Republic of Turkey (a)	6.875%	3/17/2036	1,146	1,168,920
Republic of Turkey (a)	8.00%	2/14/2034	470	538,737
Republic of Venezuela (a)	9.375%	1/13/2034	635	824,548
Russian Federation +(a)	5.00%#	3/31/2030	2,298	2,596,740
Total				8,541,802

Government Sponsored Enterprises Pass-Throughs 43.73%
Federal Home Loan Mortgage Corp.	4.204%#	1/1/2034	7,192	7,029,191
Federal Home Loan Mortgage Corp. Gold (d)	5.50%	TBA	18,465	18,344,538
Federal Home Loan Mortgage Corp. A13484	7.00%	9/1/2033	57	59,565
Federal Home Loan Mortgage Corp. B15593	5.50%	7/1/2019	1,220	1,224,777
Federal Home Loan Mortgage Corp. B17594	5.50%	1/1/2020	1,360	1,366,326
Federal Home Loan Mortgage Corp. C01345	7.00%	4/1/2032	1,259	1,302,031
Federal Home Loan Mortgage Corp. C63990	7.00%	2/1/2032	68	70,141
Federal Home Loan Mortgage Corp. C66953	7.00%	5/1/2032	328	339,384
Federal Home Loan Mortgage Corp. C77216	7.00%	8/1/2032	133	138,052
Federal Home Loan Mortgage Corp. J01164	5.50%	2/1/2021	2,000	2,008,571
Federal Home Loan Mortgage Corp. J01270	5.50%	2/1/2021	6,455	6,482,664
Federal National Mortgage Assoc.	4.516%#	12/1/2034	2,730	2,689,206
Federal National Mortgage Assoc.	4.538%#	7/1/2035	3,085	3,045,524
Federal National Mortgage Assoc.	4.575%#	6/1/2035	2,775	2,735,266

See Notes to Schedule of Investments.

4

			Principal
Investments	Interest Rate	Maturity Date	Amount (000)	Value

Federal National Mortgage Assoc.	4.64%	7/1/2015	$5,686	$5,471,258
Federal National Mortgage Assoc.	4.74%	4/1/2015	1,200	1,161,996
Federal National Mortgage Assoc.	4.81%	8/1/2015	1,987	1,933,569
Federal National Mortgage Assoc.	5.16%	4/1/2015	2,000	1,988,492
Federal National Mortgage Assoc. (d)	5.50%	TBA	3,600	3,567,377
Federal National Mortgage Assoc.	5.50%	1/1/2034	339	336,881
Federal National Mortgage Assoc.	5.50%	3/1/2034	866	860,085
Federal National Mortgage Assoc.	5.50%	4/1/2034	7,494	7,443,285
Federal National Mortgage Assoc.	5.50%	9/1/2034	3,961	3,930,867
Federal National Mortgage Assoc.	5.50%	11/1/2034	1,541	1,528,909
Federal National Mortgage Assoc.	5.50%	2/1/2035	8,038	7,978,187
Federal National Mortgage Assoc.	5.50%	3/1/2035	3,164	3,136,990
Federal National Mortgage Assoc.	5.50%	7/1/2035	6,587	6,530,682
Federal National Mortgage Assoc.	5.50%	8/1/2035	4,934	4,891,586
Federal National Mortgage Assoc.	5.50%	10/1/2035	24,179	23,970,857
Federal National Mortgage Assoc.	5.50%	11/1/2035	8,706	8,631,264
Federal National Mortgage Assoc.	5.50%	12/1/2035	7,596	7,530,822
Federal National Mortgage Assoc.	5.50%	1/1/2036	37,085	36,765,583
Federal National Mortgage Assoc.	5.50%	2/1/2036	11,596	11,496,629
Federal National Mortgage Assoc.	5.50%	3/1/2036	7,915	7,846,715
Federal National Mortgage Assoc. (d)	6.00%	TBA	5,645	5,697,922
Federal National Mortgage Assoc.	6.50%	6/1/2032	315	322,976
Federal National Mortgage Assoc.	6.50%	4/1/2033	3,977	4,076,374
Federal National Mortgage Assoc.	6.50%	12/1/2034	194	199,405
Federal National Mortgage Assoc.	6.50%	4/1/2035	2,046	2,096,730
Federal National Mortgage Assoc.	6.50%	6/1/2035	331	338,931
Federal National Mortgage Assoc.	7.112%	7/1/2006	3	2,610
Total				206,572,218

Non-Agency Commercial Mortgage-Backed Securities 27.86%
Banc of America Commercial Mortgage, Inc. 2004-2 A1	2.764%	11/10/2038	4,127	3,968,203
Banc of America Commercial Mortgage, Inc. 2004-6 A2	4.161%	12/10/2042	3,780	3,649,077
Banc of America Commercial Mortgage, Inc. 2005-1 A2	4.64%	11/10/2042	4,270	4,229,631
Banc of America Commercial Mortgage, Inc. 2005-5 A4	5.115%#	10/10/2045	7,900	7,788,533

See Notes to Schedule of Investments.

5

			Principal
Investments	Interest Rate	Maturity Date	Amount (000)	Value

Bear Stearns Commercial Mortgage Securities 2003-T12 A1	2.96%	8/13/2039	$6,256	$6,014,051
Bear Stearns Commercial Mortgage Securities 2005-PWR9 A1	4.498%	9/11/2042	1,372	1,349,953
Bear Stearns Commercial Mortgage Securities 2005-T20 A4A	5.156%#	10/12/2042	163	162,324
Citigroup Commercial Mortgage Trust 2005-C3 A4	4.86%	5/15/2043	145	140,468
Citigroup/Deutsche Bank Commercial Mortgage Trust 2005-CD1 A4	5.225%#	7/15/2044	6,860	6,869,500
Commercial Mortgage Pass-Through Certificate 2005 C6 A5A	5.116%#	6/10/2044	10,585	10,453,401
Credit Suisse First Boston Mortgage Securities Corp. 2004-C1 A1	2.254%	1/15/2037	1,030	1,001,118
GMAC Commercial Mortgage Securities, Inc	4.93%	7/10/2039	1,585	1,557,452
GMAC Commercial Mortgage Securities, Inc 2004-C3 A3	4.207%	12/10/2041	5,198	5,020,451
Greenwich Capital Commercial Funding Corp. 2004-GG1 A2	3.835%	6/10/2036	2,186	2,142,056
Greenwich Capital Commercial Funding Corp. 2004-GG1 A3	4.344%	6/10/2036	1,000	978,079
Greenwich Capital Commercial Funding Corp. 2005-GG5 A5	5.224%#	4/10/2037	12,055	11,999,505
GS Mortgage Securities Corp. II 2003-C1 A2A	3.59%	1/10/2040	450	438,726
JPMorgan Chase Commercial Mortgage Securities 2002-C1 A2	4.914%	7/12/2037	390	386,428
JPMorgan Chase Commercial Mortgage Securities 2003-C1 A1	4.275%	1/12/2037	4,004	3,889,830
JPMorgan Chase Commercial Mortgage Securities 2004-C2 A3	5.213%#	5/15/2041	3,000	2,991,592
LB-UBS Commercial Mortgage Trust 2003-C3 A1	2.599%	5/15/2027	8,531	8,206,557
LB-UBS Commercial Mortgage Trust 2003-C5 A3	4.254%	7/15/2027	2,800	2,679,349
LB-UBS Commercial Mortgage Trust 2004-C1 A1	2.964%	1/15/2029	10,160	9,758,422
LB-UBS Commercial Mortgage Trust 2004-C7 A2	3.992%	10/15/2029	6,240	6,008,887
LB-UBS Commercial Mortgage Trust 2004-C8 A2	4.201%	12/15/2029	5,210	5,048,533
LB-UBS Commercial Mortgage Trust 2005-C3 A3	4.647%	7/15/2030	210	203,688
Merrill Lynch Mortgage Trust 2005-CKI1 A6	5.245%#	11/12/2037	600	601,119
Merrill Lynch Mortgage Trust 2005-MCP1 A2	4.556%	6/12/2043	1,410	1,373,373
Merrill Lynch Mortgage Trust 2005-MKB2 A1	4.446%	9/12/2042	2,361	2,325,332
Morgan Stanley Capital I 2003-IQ4 A1	3.27%	5/15/2040	276	263,476

See Notes to Schedule of Investments.

6

			Principal
Investments	Interest Rate	Maturity Date	Amount (000)		Value

Morgan Stanley Capital I 2003-IQ6 A3	4.74%	12/15/2041	$1,795		$1,746,370
Morgan Stanley Capital I 2003-IQ6 A4	4.97%	12/15/2041	1,495		1,463,482
Morgan Stanley Capital I 2004-HQ3 A4	4.80%	1/13/2041	5,435		5,255,919
Wachovia Bank Commercial Mortgage Trust 2004-C12 A1	3.404%	7/15/2041	723		701,528
Wachovia Bank Commercial Mortgage Trust 2005-C17 A1	4.43%	3/15/2042	3,431		3,384,754
Wachovia Bank Commercial Mortgage Trust 2005-C21 A4	5.195%#	10/15/2044	7,560		7,549,036
Total					131,600,203

Pass-Through Agencies 0.00%
Government National Mortgage Assoc.	12.00%	8/15/2013	—	(b)	89

U.S. Treasury Obligations 13.15%
U.S. Treasury Bond	5.25%	2/15/2029	6,895		7,460,342
U.S. Treasury Note	3.50%	12/15/2009	8,685		8,346,424
U.S. Treasury Note	4.375%	12/15/2010	11,266		11,150,264
U.S. Treasury Note	4.875%	2/15/2012	33,764		34,229,605
U.S. Treasury Strips	Zero Coupon	8/15/2020	1,850		941,199
Total					62,127,834
Total Long-Term Investments (cost $498,291,523)					498,087,799

See Notes to Schedule of Investments.

7

	Principal
Investments	Amount (000)	Value

SHORT-TERM INVESTMENTS 2.80%

Repurchase Agreement 2.80%
Repurchase Agreement dated 2/28/2006, 4.55% due 3/1/2006 with J.P. Morgan Chase & Co. collateralized by $13,651,000 of Federal National Mortgage Assoc. at 4.61% due 10/10/2013; value: $13,261,344; proceeds: $13,000,643	$12,999	$12,999,000

Repurchase Agreement dated 2/28/2006, 3.88% due 3/1/2006 with State Street Bank & Trust Co. collateralized by $240,000 of United States Treasury Notes at 2.00% due 5/15/2006; value: $240,080; proceeds: $228,276	228	228,251
Total Short-Term Investments (cost $13,227,251)		13,227,251
Total Investments in Securities 108.25% (cost $511,518,774)		511,315,050
Liabilities in Excess of Other Assets (8.25%)		(38,951,841)
Net Assets 100.00%		$472,363,209

#	Variable rate security. The interest rate represents the rate at February 28, 2006.
+	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(a)	Foreign security traded in U.S. dollars.
(b)	Amount represents less than $1,000.
(c)	Security purchased on a when-issued basis.
(d)

To be announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.

(e)	Defaulted security.

See Notes to Schedule of Investments.

8

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES FUND  February 28, 2006

			Principal
Investments	Interest Rate	Maturity Date	Amount (000)		Value

LONG-TERM INVESTMENTS 109.51%

Government Sponsored Enterprises
Collateralized Mortgage Obligations 7.49%
Federal Home Loan Mortgage Corp. 73 G IO	1095.35%(b)	10/15/2020	$1		$1,628
Federal Home Loan Mortgage Corp. 141 A PO	Zero Coupon	7/1/2022	72		62,029
Federal Home Loan Mortgage Corp. 181 F IO	494.14%(b)	8/15/2021	8		9,268
Federal Home Loan Mortgage Corp. 1020 S IO	900.95%#(b)	12/15/2020	1		927
Federal Home Loan Mortgage Corp. 1032 IO	544.714%(b)	12/15/2020	1		1,938
Federal Home Loan Mortgage Corp. 1046 I IO	1009.00%(b)	2/15/2021	1		1,175
Federal Home Loan Mortgage Corp. 1049 N IO	1010.50%(b)	2/15/2021	2		3,694
Federal Home Loan Mortgage Corp. 1058 I IO	1008.50%(b)	4/15/2021	–	(a)	804
Federal Home Loan Mortgage Corp. 1059 U IO	409.00%(b)	4/15/2021	1		1,378
Federal Home Loan Mortgage Corp. 1066 S IO	1195.607%(b)	4/15/2021	1		2,991
Federal Home Loan Mortgage Corp. 1082 D IO	1007.78%(b)	5/15/2021	3		6,174
Federal Home Loan Mortgage Corp. 1095 A PO	Zero Coupon	6/15/2021	89		89,207
Federal Home Loan Mortgage Corp. 1137 M IO	1185.497%(b)	9/15/2021	1		1,297
Federal Home Loan Mortgage Corp. 1148 F PO	Zero Coupon	10/15/2021	195		193,657
Federal Home Loan Mortgage Corp. 1180 G IO	1008.40%(b)	11/15/2021	–	(a)	508
Federal Home Loan Mortgage Corp. 1200 IB IO	1007.00%(b)	2/15/2022	–	(a)	206
Federal Home Loan Mortgage Corp. 1241 X IO	982.654%(b)	4/15/2022	–	(a)	456
Federal Home Loan Mortgage Corp. 1363 B PO	Zero Coupon	8/15/2022	221		220,400
Federal Home Loan Mortgage Corp. 1364 A	5.075%#	9/15/2007	6		5,872
Federal Home Loan Mortgage Corp. 1372 C PO	Zero Coupon	9/15/2022	134		115,375
Federal Home Loan Mortgage Corp. 2621 TC	3.00%	1/15/2026	1,760		1,690,897
Federal Home Loan Mortgage Corp. 2630 AN	3.50%	11/15/2015	817		814,176
Federal Home Loan Mortgage Corp. 2630 KG	3.50%	12/15/2008	206		206,072
Federal Home Loan Mortgage Corp. 2676 LT	3.00%	4/15/2017	4,616		4,583,896
Federal Home Loan Mortgage Corp. 2684 QM	3.50%	3/15/2019	374		371,750
Federal Home Loan Mortgage Corp. 2707 XK	4.00%	3/15/2011	1,265		1,260,868
Federal Home Loan Mortgage Corp. 2713 EC	3.50%	3/15/2018	6,222		6,178,767
Federal Home Loan Mortgage Corp. 2759 AU	3.50%	5/15/2019	6,761		6,665,993
Federal Home Loan Mortgage Corp. 2836 DG	5.00%	6/15/2016	19,550		19,506,983
Federal National Mortgage Assoc. 94 2 IO	9.50%	8/1/2021	35		9,784
Federal National Mortgage Assoc. 133 1 PO	Zero Coupon	4/25/2022	14		12,404
Federal National Mortgage Assoc. 1991-158 E IO	1008.00%#(b)	12/25/2021	1		18,140

See Notes to Schedule of Investments.

1

			Principal
Investments	Interest Rate	Maturity Date	Amount (000)	Value

Federal National Mortgage Assoc. 1993-86 L	6.75%	6/25/2008	$140	$140,073
Federal National Mortgage Assoc. 1994-33 H	6.00%	3/25/2009	2,934	2,954,140
Federal National Mortgage Assoc. 2003-54 PB	4.00%	9/25/2017	293	291,550
Federal National Mortgage Assoc. 2003-84 GA	4.50%	4/25/2009	708	706,177
Federal National Mortgage Assoc. 2003-84 PL	3.50%	4/25/2018	2,390	2,371,937
Federal National Mortgage Assoc. 2003-86 NA	4.00%	2/25/2013	1,270	1,252,083
Federal National Mortgage Assoc. 2003-122 OP	3.50%	9/25/2009	857	850,721
Federal National Mortgage Assoc. 2003-129 MA	4.00%	12/25/2012	2,841	2,822,695
Federal National Mortgage Assoc. 2004-81 KA	4.50%	5/25/2012	2,202	2,185,266
Total				55,613,356

Government Sponsored Enterprises
Pass-Throughs 82.75%
Federal Home Loan Mortgage Corp.	4.204%#	1/1/2034	9,002	8,798,788
Federal Home Loan Mortgage Corp. Gold(c)	5.50%	TBA	31,420	31,226,881
Federal Home Loan Mortgage Corp. 1B2778	4.335%#	2/1/2035	5,648	5,608,697
Federal Home Loan Mortgage Corp. A13484	7.00%	9/1/2033	1,572	1,633,196
Federal Home Loan Mortgage Corp. B10459	5.50%	10/1/2018	3,612	3,628,560
Federal Home Loan Mortgage Corp. B15593	5.50%	7/1/2019	6,855	6,884,464
Federal Home Loan Mortgage Corp. C01329	7.00%	3/1/2032	767	793,909
Federal Home Loan Mortgage Corp. C01345	7.00%	4/1/2032	2,464	2,548,599
Federal Home Loan Mortgage Corp. C01367	7.00%	5/1/2032	1,000	1,034,520
Federal Home Loan Mortgage Corp. G01391	7.00%	4/1/2032	1,062	1,099,132
Federal Home Loan Mortgage Corp. J01270	5.50%	2/1/2021	1,030	1,034,414
Federal National Mortgage Assoc.	3.886%#	11/1/2034	3,519	3,472,839
Federal National Mortgage Assoc.	4.516%#	12/1/2034	3,397	3,346,409
Federal National Mortgage Assoc.	4.538%#	7/1/2035	8,095	7,992,772
Federal National Mortgage Assoc.	4.575%#	6/1/2035	10,187	10,042,373
Federal National Mortgage Assoc.	4.74%	4/1/2015	9,940	9,625,203
Federal National Mortgage Assoc.	4.81%	8/1/2015	2,633	2,561,979
Federal National Mortgage Assoc.	4.90%	6/1/2015	4,060	3,972,645
Federal National Mortgage Assoc.	5.16%	4/1/2015	4,540	4,513,877
Federal National Mortgage Assoc.(c)	5.50%	TBA	365	361,692
Federal National Mortgage Assoc.	5.50%	11/1/2025	1,500	1,485,272
Federal National Mortgage Assoc.	5.50%	2/1/2034	3,047	3,026,521

See Notes to Schedule of Investments.

2

			Principal
Investments	Interest Rate	Maturity Date	Amount (000)	Value

Federal National Mortgage Assoc.	5.50%	4/1/2034	$1,123	$1,115,120
Federal National Mortgage Assoc.	5.50%	11/1/2034	12,713	12,615,837
Federal National Mortgage Assoc.	5.50%	2/1/2035	30,766	30,531,838
Federal National Mortgage Assoc.	5.50%	3/1/2035	44,429	44,046,715
Federal National Mortgage Assoc.	5.50%	7/1/2035	7,635	7,569,330
Federal National Mortgage Assoc.	5.50%	8/1/2035	6,699	6,641,134
Federal National Mortgage Assoc.	5.50%	10/1/2035	70,403	69,796,819
Federal National Mortgage Assoc.	5.50%	11/1/2035	108,100	107,168,836
Federal National Mortgage Assoc.	5.50%	12/1/2035	51,591	51,146,548
Federal National Mortgage Assoc.	5.50%	1/1/2036	61,401	60,871,718
Federal National Mortgage Assoc.	5.50%	2/1/2036	40,536	40,186,676
Federal National Mortgage Assoc.(c)	6.00%	TBA	39,385	39,754,234
Federal National Mortgage Assoc.	6.00%	1/1/2036	12,277	12,397,025
Federal National Mortgage Assoc.	6.50%	1/1/2032	332	341,125
Federal National Mortgage Assoc.	6.50%	3/1/2032	63	65,023
Federal National Mortgage Assoc.	6.50%	4/1/2033	7,080	7,256,005
Federal National Mortgage Assoc.	6.50%	6/1/2033	79	81,106
Federal National Mortgage Assoc.	6.50%	1/1/2034	668	686,060
Federal National Mortgage Assoc.	6.50%	10/1/2034	4,242	4,347,139
Federal National Mortgage Assoc.	6.50%	12/1/2034	1,114	1,143,659
Federal National Mortgage Assoc.	6.50%	4/1/2035	735	753,508
Federal National Mortgage Assoc.	6.50%	6/1/2035	93	95,012
Federal National Mortgage Assoc.	6.50%	10/1/2035	1,133	1,162,391
Total				614,465,600

Pass-Through Agency 0.34%
Government National Mortgage Assoc.	7.00%	8/15/2027	2,446	2,559,091

U.S. Treasury Obligations 18.93%
U.S. Treasury Bond	5.25%	2/15/2029	507	545,500
U.S. Treasury Note	3.50%	12/15/2009	2,807	2,697,572
U.S. Treasury Note	4.25%	8/15/2013	3,538	3,458,119
U.S. Treasury Note	4.375%	12/15/2010	29,755	29,449,327
U.S. Treasury Note	4.875%	2/15/2012	55,111	55,870,981
U.S. Treasury Strips	Zero Coupon	8/15/2020	88,675	45,113,938

See Notes to Schedule of Investments.

3

			Principal
Investments	Interest Rate	Maturity Date	Amount (000)	Value

U.S. Treasury Strips	Zero Coupon	11/15/2027	$9,247	$3,402,203
Total				140,537,640
Total Long-Term Investments (cost $807,253,658)				813,175,687

SHORT-TERM INVESTMENTS 2.14%

Repurchase Agreements 2.14%

Repurchase Agreement dated 2/28/2006, 4.55% due 3/1/2006 with J.P. Morgan Chase & Co. collateralized by $15,470,000 of Federal Home Loan Mortgage Corp. at 3.875% due 6/15/2008; value: $15,255,977; proceeds: $14,958,890			14,957	14,957,000

Repurchase Agreement dated 2/28/2006, 3.88% due 3/1/2006 with State Street Bank & Trust Co. collateralized by $965,000 of Federal Home Loan Bank at 4.00% due 3/10/2008; value $952,938; proceeds: $934,239			934	934,138

Total Short-Term Investments (cost $15,891,138)				15,891,138
Total Investments in Securities 111.65% (cost $823,144,796)				829,066,825
Liabilities in Excess of Other Assets (11.65%)				(86,498,570)
Net Assets 100.00%				$742,568,255

#	Variable rate security. The interest rate represents the rate at February 28, 2006.
(a)	Amount represents less than $1,000.
(b)

IOette. This security represents the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s, however, a nominal amount of principal is assigned to an IOette. This amount is very small in relation to the interest flow that constitutes almost all of the IOette cash flow. The stated price and coupon are linked to that small principal amount therefore appear unusually large.

(c)	To be announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date.
Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
IO	Interest Only.
PO	Principal Only.

TBA SALE COMMITMENT

			Principal
Government Sponsored Enterprise Pass-Through	Interest Rate	Maturity Date	Amount (000)	Value

Federal National Mortgage Assoc.	5.50%	TBA	$4,315	$4,275,897
Total (proceeds $4,265,782)

See Notes to Schedule of Investments.

4

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - WORLD GROWTH & INCOME STRATEGY FUND February 28, 2006

Investments	Shares	Value (000)

INVESTMENTS IN UNDERLYING FUNDS 96.46%

Lord Abbett Research Fund, Inc.- Growth Opportunities Fund - Class Y(a)	207,470	$4,627

Lord Abbett Securities Trust - International Core Equity Fund - Class Y(b)	2,008,556	28,059

Lord Abbett Research Fund, Inc.- Large-Cap Core Fund - Class Y(c)	804,286	23,027

Lord Abbett Large-Cap Growth Fund - Class Y*(d)	2,472,447	13,722

Lord Abbett Investment Trust - Total Return Fund - Class Y(e)	2,289,003	23,737

Total Investments in Underlying Funds (cost $91,094,940)		$93,172

	Principal
	Amount (000)

SHORT-TERM INVESTMENT 2.24%

Repurchase Agreement 2.24%
Repurchase Agreement dated 2/28/2006, 3.88% due 3/1/2006 with State Street Bank & Trust Co. collateralized by $2,210,000 of Federal National Mortgage Assoc. at 5.30% due 2/22/2011; value: $2,207,238; proceeds: $2,159,350 (cost $2,159,117)	$2,159	$2,159

Total Investments in Securities 98.70% (cost $93,254,057)		95,331
Other Assets in Excess of Liabilities 1.30%		1,260
Net Assets 100.00%		$96,591

*	Non-income producing security.
(a)	Fund investment objective is capital appreciation.
(b)	Fund investment objective is to seek long-term capital appreciation.
(c)	Fund investment objective is growth of capital and growth of income consistent with reasonable risk.
(d)	Fund investment objective is long-term capital growth.
(e)	Fund investment objective is to seek income and capital appreciation to produce a high total return.

See Notes to Schedule of Investments.

1

Notes to Schedule of Investments (unaudited)

1.              ORGANIZATION

Lord Abbett Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940 (the “Act”) as a diversified open-end management investment company organized as a Delaware Business Trust on August 16, 1993. The Trust currently consists of the following nine funds (separately, a “Fund” and collectively, the “Funds”): Lord Abbett Balanced Strategy Fund (“Balanced Strategy Fund”), Lord Abbett Convertible Fund (“Convertible Fund”), Lord Abbett Core Fixed Income Fund (“Core Fixed Income Fund”), Lord Abbett High Yield Fund (“High Yield Fund”), Lord Abbett Income Strategy Fund (“Income Strategy Fund”), Lord Abbett Limited Duration U.S. Government & Government Sponsored Enterprises Fund (“Limited Duration Fund”), Lord Abbett Total Return Fund (“Total Return Fund”), Lord Abbett U.S. Government Securities & Government Sponsored Enterprises Fund (“U.S. Government Fund”), and Lord Abbett World Growth & Income Strategy Fund (“World Growth & Income Strategy Fund”).

Balanced Strategy Fund’s investment objective is to seek current income and capital growth. Convertible Fund’s investment objective is to seek current income and the opportunity for capital appreciation to produce high total return. Core Fixed Income Fund’s and Total Return Fund’s investment objectives are to seek income and capital appreciation to produce a high total return. High Yield Fund’s investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return. Income Strategy Fund’s investment objective is to seek a high level of current income. Limited Duration Fund’s investment objective is to seek a high level of income from a portfolio consisting primarily of limited duration U.S. Government and Government sponsored enterprises securities. U.S. Government Fund’s investment objective is high current income consistent with reasonable risk. World Growth & Income Strategy Fund’s investment objective is to seek long-term capital appreciation and growth of income. Balanced Strategy Fund, Income Strategy Fund and World Growth & Income Strategy Fund invest in other mutual funds (“Underlying Funds”) managed by Lord, Abbett & Co. LLC (“Lord Abbett”).

2.              SIGNIFICANT ACCOUNTING POLICIES

(a)      Investment Valuation—Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities are valued at the last quoted sale price or if no sale price is available, at the mean between the most recently quoted bid and asked price. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and electronic data processing techniques. Exchange-traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Investments in the Underlying Funds are valued at their NAV each business day at the close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)     Security Transactions—Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)      Futures Contracts—Futures contracts are marked to market daily, and the variation margin is recorded as an unrealized gain (loss). When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract. Generally, open futures contracts are marked to market for Federal income tax purposes at fiscal year-end. As of February 28, 2006, there were no open futures contracts.

(d)   Repurchase Agreements—Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(e)      Reverse Repurchase Agreements—Each Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a security to a securities dealer or bank for cash and agrees to repurchase the same security at an agreed upon later date at an agreed upon price. Reverse repurchase agreements expose a Fund to credit risk, but this risk is reduced because the Fund maintains collateral equal to at least 100% of the market value of the securities sold. As of February 28, 2006, only Total Return Fund has open reverse repurchase agreements.

(f)        When-Issued or Forward Transactions–Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued or forward transactions involve a commitment by the Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. The value of fixed-income securities to be delivered in the future will fluctuate as interest rates vary. During the period between purchase and settlement, the value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprises securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at a Fund’s custodian in order to pay for the commitment. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and the value of the security in determining its net asset value. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(g)      TBA Sale Commitments—Each Fund may enter into TBA sale commitments to hedge its positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, according to the procedures described under “Security Valuation” above. The contract is adjusted to market value daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase (sale) commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

(h)     Mortgage Dollar Rolls—The Funds may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date. Such transactions are treated as financing transactions for financial reporting purposes. During the roll period, the Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold. However, the Fund may benefit from the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund will hold and maintain in a segregated account until the forward purchase. The Fund will hold and maintain in a segregated account until the settlement date cash or liquid securities in an amount equal to the forward purchase price.

(i)          Short Sales—Each Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be realized upon the termination of a short sale.

3.           FEDERAL TAX INFORMATION

As of February 28, 2006, the Funds’ aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

	Balanced Strategy Fund	Convertible Fund	Core Fixed Income Fund
Tax cost	$1,106,081,608	$226,767,433	$101,340,021
Gross unrealized gain	67,210,143	27,881,569	288,823
Gross unrealized loss	(4,384,637)	(1,888,409)	(904,391)
Net unrealized security gain (loss)	$62,825,506	$25,993,160	$(615,568)

	High Yield Fund	Income Strategy Fund	Limited Duration Fund
Tax cost	$194,209,029	$20,409,006	$158,056,298
Gross unrealized gain	3,346,594	78,734	112,169
Gross unrealized loss	(2,462,616)	(16,924)	(2,085,920)
Net unrealized security gain (loss)	$883,978	$61,810	$(1,973,751)

	Total Return Fund	U.S. Government Fund	World Growth & Income Strategy Fund
Tax cost	$512,674,063	$820,865,404	$93,254,076
Gross unrealized gain	2,268,522	9,692,484	2,127,275
Gross unrealized loss	(3,627,535)	(5,766,960)	(50,380)
Net unrealized security gain (loss)	$(1,359,013)	$3,925,524	$2,076,895

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to wash sales and other temporary tax adjustments.

4.              INVESTMENT RISKS

Balanced Strategy Fund, Income Strategy Fund, and World Growth & Income Strategy Fund:

Balanced Strategy Fund’s, Income Strategy Fund’s and World Growth & Income Strategy Fund’s (each, a “Strategic Allocation Fund”) investments are each concentrated in the Underlying Funds and, as a result, a Strategic Allocation Fund’s performance is directly related to the Underlying Fund’s performance. Each Strategic Allocation Fund’s ability to meet its investment objective depends on the ability of the Underlying Funds to achieve their investment objectives and on the Strategic Allocation Fund’s particular allocation of assets among the Underlying Funds and the asset classes they represent. Consequently, a Strategic Allocation Fund is subject to the particular risks of the Underlying Funds in the proportion in which the Strategic Allocation Fund invests in them. The value of the Underlying Funds’ investments and the net asset values of the shares of both the Strategic Allocation Funds and their Underlying Funds will fluctuate in response to various market and economic factors related to the equity and fixed income markets, as well as the financial condition and prospects of issuers in which the Underlying Funds invest.

Each Strategic Allocation Fund is subject to the general risks and considerations associated with investing in fixed income securities. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline; when rates fall, such prices tend to rise. Longer-term securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal or interest to an Underlying Fund, a risk that is greater with high yield bonds in which one or more of the Underlying Funds may invest. Some issuers, particularly of high yield bonds (sometimes called “junk bonds”), may default as to principal and/or interest payments after an Underlying Fund purchases their securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Underlying Fund. High yield bonds are subject to greater price fluctuations, as well as additional risks.

Each Strategic Allocation Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Underlying Funds invest. If an Underlying Fund’s assessment of market conditions or companies held in the Underlying Fund is wrong, a Strategic Allocation Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

Because the Income Strategy Fund will be more heavily invested in fixed income funds than equity funds, it will be more affected by the risks associated with debt securities. Similarly, since the World Growth & Income Strategy Fund will be more heavily invested in equity funds than fixed income funds, it will be more affected by the risks associated with stocks and other equity investments. Given the Balanced Strategy Fund’s more balanced allocation among fixed income funds and equity funds, it will be affected by risks associated with both equity and fixed income investments.

These factors can affect Fund performance.

Convertible Fund, High Yield Fund, Limited Duration Fund, and U.S. Government Fund:

Each Fund is subject to the general risks and considerations associated with investing in fixed income securities. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline; when rates fall, such prices tend to rise. Longer-term securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal or interest to a Fund, a risk that is greater with high yield bonds in which one or more of the Funds may invest. Some issuers, particularly of high yield bonds (sometimes called “junk bonds”), may default as to principal and/or interest payments after a Fund purchases their securities. A default, or concerns in the market about an increase in risk of default, may result in losses to each Fund. High yield bonds are subject to greater price fluctuations, as well as additional risks.

The values of equity holdings of Convertible Fund will fluctuate in response to movements in the stock market in general and to the changing prospects of the individual companies involved.

Convertible Fund is subject to the general risks and considerations associated with investing in convertible securities, which have both equity and fixed income risk characteristics. Generally, convertible securities offer lower interest or dividend yields than non-convertible securities of similar quality and less potential for gains or capital appreciation in a rising stock market than equity securities. They tend to be more volatile than other fixed income securities, and the markets for convertible securities may be less liquid than markets for stocks or bonds.

High Yield Fund and Convertible Fund may invest up to 20% of their assets in foreign securities, which present increased market, liquidity, currency, political, information and other risks.

Limited Duration Fund and U.S. Government Fund may invest a substantial portion of their assets in mortgage-related securities, including those of such Government sponsored enterprises as Federal Home Loan Mortgage Corporation and Federal National Mortgage Association. Such securities may be particularly sensitive to changes in prevailing interest rates. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive a fund of income payments above current markets rates. The prepayment rate also will affect the price and volatility of a mortgage related security. In addition, securities of government sponsored enterprises are guaranteed with respect to the timely payment of interest and principal by the particular enterprise involved, not by the U.S. Government.

These factors can affect Fund performance.

Core Fixed Income Fund and Total Return Fund:

Each Fund is subject to the general risks and considerations associated with investing in fixed income securities. The value of an investment will change as interest rates fluctuate in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline; when rates fall, such prices tend to rise.

Each Fund may invest a significant portion of its assets in asset backed securities and mortgage-related securities, including those of such government sponsored enterprises as Federal Home Loan Mortgage Corporation and Federal National Mortgage Association. Such securities may be particularly sensitive to changes in prevailing interest rates. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive a Fund of income payments above current market rates. The prepayment rate also will affect the price and volatility of these securities. In addition, securities of government sponsored enterprises are guaranteed with respect to the timely payment of interest and principal by the particular enterprises involved, not by the U.S. Government.

The lower-rated or high yield bonds, in which the Total Return Fund may invest, are subject to greater price fluctuations, as well as additional risks. Each Fund’s investment in foreign securities may present increased market, liquidity, currency, political, information and other risks.

These factors can affect Fund performance.

5.              INVESTMENTS IN UNDERLYING FUNDS

Balanced Strategy Fund, Income Strategy Fund, and World Growth & Income Strategy Fund invest in Underlying Funds managed by Lord Abbett. As of February 28, 2006 the Funds’ investments were allocated among the Underlying Funds as follows:

Balanced Strategy Fund’s Investments:

Underlying Fund Name	% of Investments
Lord Abbett Affiliated Fund, Inc. – Class Y	46.30%
Lord Abbett Bond-Debenture Fund, Inc. – Class Y	24.51%
Lord Abbett Research Fund, Inc. – Large Cap-Core Fund – Class Y	11.10%
Lord Abbett Investment Trust – Total Return Fund – Class Y	16.62%

Income Strategy Fund’s Investments:

Underlying Fund Name	% of Investments
Lord Abbett Affiliated Fund, Inc. – Class Y	11.59%
Lord Abbett Research Fund, Inc. – America’s Value Fund – Class Y	19.67%
Lord Abbett Investment Trust – High Yield Fund – Class Y	39.28%
Lord Abbett Investment Trust – Total Return Fund – Class Y	27.49%

World Growth & Income Strategy Fund’s Investments:

Underlying Fund Name	% of Investments
Lord Abbett Research Fund, Inc. – Growth Opportunities Fund – Class Y	4.85%
Lord Abbett Securities Trust – International Core Equity Fund – Class Y	29.43%
Lord Abbett Large-Cap Growth Fund – Class Y	14.39%
Lord Abbett Research Fund, Inc. – Large Cap Core Fund – Class Y	24.15%
Lord Abbett Investment Trust – Total Return Fund – Class Y	24.90%

The Ten Largest Holdings and the Holdings by Sector, as of February 28, 2006, for each Underlying Fund are presented below. Each Underlying Fund’s Annual and Semiannual Reports, which are sent to shareholders and filed with the Securities and Exchange Commission (“SEC”), contain information about the Fund’s portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund is also filed with the SEC on Form N-Q as of the end of each respective Underlying Fund’s first and third fiscal quarters. In addition, on or about the first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.LordAbbett.com or requested at no charge by calling Lord Abbett at 800-821-5129.

Lord Abbett Affiliated Fund, Inc.

Ten Largest Holdings	% of Investments
Exxon Mobil Corp.	4.62%
Procter & Gamble Co. (The)	3.52%
Pfizer, Inc.	2.92%
Wyeth	2.72%
Novartis AG	2.35%
Schlumberger Ltd.	2.20%
Kraft Foods, Inc. Class A	2.18%
Emerson Electric Co.	2.14%
Automatic Data Processing, Inc.	2.07%
AT&T Inc.	2.06%

Holdings by Sector	% of Investments
Auto & Transportation	1.79%
Consumer Discretionary	5.49%
Consumer Staples	13.43%
Financial Services	16.63%
Healthcare	16.42%
Integrated Oils	4.63%
Materials and Processing	8.45%
Other	4.26%
Other Energy	3.84%
Producer Durables	8.06%
Technology	8.44%
Utilities	6.59%
Short-Term Investment	1.97%
Total	100.00%

Lord Abbett Bond Debenture Fund, Inc.

Ten Largest Holdings	% of Investments
U.S. Treasury Notes, 5.00%, 2/15/2011	1.92%
General Motors Acceptance Corp., 7.25%, 3/2/2011	1.48%
Qwest Capital Funding, 7.90%, 8/15/2010	0.99%
Federal National Mortgage Assoc., 6.625%, 10/15/2007	0.97%
El Paso Corp., 7.00%, 5/15/2011	0.93%
Allbritton Communications Co., 7.75%, 12/15/2012	0.83%
Federal Home Loan Mortgage Corp., 5.75%, 4/15/2008	0.77%
Federal National Mortgage Assoc., 6.00%, 11/1/2034	0.74%
Cincinnati Bell, Inc., 8.375%, 1/15/2014	0.64%
Iron Mountain, Inc. 7.75%, 1/15/2015	0.64%

Holdings by Sector	% of Investments
Agency	7.46%
Banking	1.38%
Basic Industry	8.06%
Brokerage	0.18%
Capital Goods	7.20%
Communications	0.13%
Consumer Cyclical	6.01%
Consumer Non-Cyclical	7.98%
Energy	8.91%
Finance & Investment	1.30%
Government Guaranteed	3.05%
Insurance	0.39%
Media	9.56%
Mortgage Backed	0.25%
Services Cyclical	12.77%
Services Non-Cyclical	6.03%
Technology & Electronics	5.54%
Telecommunications	5.37%
Utilities	5.23%
Short-Term Investments	3.20%
Total	100.00%

Lord Abbett Large-Cap Growth Fund

Ten Largest Holdings	% of Investments
Corning, Inc.	3.32%
Motorola, Inc.	3.22%
QUALCOMM, Inc.	2.89%
PepsiCo, Inc.	2.80%
St. Jude Medical, Inc.	2.59%
Broadcom Corp. Class A	2.56%
Apple Computer, Inc.	2.53%
Celgene Corp.	2.50%
Schlumberger Ltd.	2.48%
Wellpoint, Inc.	2.47%

Holdings by Sector	% of Investments
Consumer Discretionary	17.37%
Consumer Staples	5.02%
Financials	8.50%
Healthcare	19.58%
Other	2.04%
Other Energy	5.76%
Producer Durables	5.49%
Technology	28.06%
Short-Term Investments	8.18%
Total	100.00%

Lord Abbett Research Fund, Inc. – America’s Value Fund

Ten Largest Holdings	% of Investments
AT&T Inc.	2.62%
PanAmSat Holding Corp.	2.55%
Eastman Chemical Co.	2.31%
H.J. Heinz Co.	2.30%
R.R. Donnelley & Sons Co.	2.22%
MeadWestvaco Corp.	2.19%
Puget Energy, Inc.	2.18%
Northeast Utilities	2.12%
Bristol-Myers Squibb Co.	2.11%
Tupperware Corp.	2.11%

Holdings by Sector	% of Investments
Consumer Discretionary	17.62%
Consumer Staples	5.03%
Energy	7.97%
Financials	15.76%
Healthcare	4.88%
Industrials	8.07%
Information Technology	1.48%
Materials	15.31%
Telecommunications Services	9.60%
Miscellaneous	2.82%
Utilities	10.07%
Short-Term Investments	1.39%
Total	100.00%

Lord Abbett Research Fund, Inc. – Growth Opportunities Fund

Ten Largest Holdings	% of Investments
HCC Insurance Holdings, Inc.	3.40%
AXIS Capital Holdings Ltd.	2.38%
Weatherford Int’l. Ltd.	2.03%
Genzyme Corp.	1.99%
Dover Corp.	1.95%
Monsanto Co.	1.92%
Community Health Systems, Inc.	1.90%
Hilton Hotels Corp.	1.90%
Landstar System, Inc.	1.71%
Fisher Scientific Int’l, Inc.	1.59%

Holdings by Sector	% of Investments
Auto & Transportation	4.25%
Consumer Discretionary	19.69%
Consumer Staples	0.87%
Financials	13.78%
Healthcare	16.90%
Integrated Oils	0.28%
Materials	5.78%
Other	1.39%
Other Energy	5.23%
Producer Durables	7.76%
Technology	16.79%
Short-Term Investment	7.28%
Total	100.00%

Lord Abbett Research Fund, Inc. – Large-Cap Core Fund

Ten Largest Holdings	% of Investments
Proctor & Gamble Co. (The)	3.08%
General Electric Co.	3.05%
Wyeth	2.25%
Microsoft Corp.	2.13%
Novartis AG	2.00%
Exxon Mobil Corp.	1.98%
PepsiCo, Inc.	1.81%
Pfizer, Inc.	1.80%
American Int’l. Group, Inc.	1.76%
Monsanto Co.	1.64%

Holdings by Sector	% of Investments
Auto & Transportation	1.15%
Consumer Discretionary	4.23%
Consumer Staples	14.45%
Financials	12.06%
Healthcare	22.30%
Integrated Oils	3.36%
Materials and Processing	5.56%
Other	4.87%
Other Energy	3.41%
Producer Durables	5.15%
Technology	12.47%
Utilities	6.54%
Short-Term Investment	4.45%
Total	100.00%

Lord Abbett Securities Trust – International Core Equity Fund

Ten Largest Holdings	% of Investments
BNP Paribas	2.66%
Repurchase Agreement	2.44%
Royal Bank of Scotland Group (The) plc	2.10%
BAE SYSTEMS plc	1.88%
ING Groep N.V.	1.78%
Irish Life & Permanent plc	1.76%
UBS AG Registered Shares	1.67%
Nestle S.A. Registered Shares	1.63%
Sumitomo Mitsui Financial Group Inc.	1.61%
Hannover Ruckversicherung AG	1.53%
Tesco plc	1.53%

Holdings by Sector	% of Investments
Consumer Discretionary	11.98%
Consumer Staples	7.32%
Energy	8.24%
Financial Services	31.59%
Healthcare	7.30%
Industrials	14.79%
Information Technology	3.39%
Materials and Processing	4.04%
Telecommunications	7.33%
Utilities	1.55%
Short-Term Investments	2.47%
Total	100.00%

Item 2:                             Controls and Procedures.

(a)   Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)   There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:                             Exhibits.

(i)    Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT INVESTMENT TRUST

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer,
Chairman and President

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: April 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer,
Chairman and President

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: April 20, 2006